File Nos. 333-47011
                                                              811-08673

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

    Pre-Effective Amendment No.                                       [_]


    Post-Effective Amendment No. 12                                   [_]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


    Amendment No. 12                                                  [X]


                        (Check appropriate box or boxes.)

                          DREYFUS INVESTMENT PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

        c/o The Dreyfus Corporation
        200 Park Avenue, New York, New York                  10166
        (Address of Principal Executive Offices)             (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                200 Park Avenue
                            New York, New York 10166
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


                  immediately upon filing pursuant to paragraph (b)
         ----
          X       on May 1, 2000 pursuant to paragraph (b)
         ----
                  60 days after filing pursuant to paragraph (a)(1)
         ----
                  on   (date)   pursuant to paragraph (a)(1)
         ----
                  75 days after filing pursuant to paragraph (a)(2)
         ----
                  on   (date)   pursuant to paragraph (a)(2) of Rule 485
         ----


If appropriate, check the following box:

                  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
         ----

Dreyfus Investment Portfolios

Core Bond Portfolio

Investing in fixed-income securities to maximize total return

PROSPECTUS May 1, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

Dreyfus Investment Portfolios

Core Bond Portfolio

GOAL/APPROACH


The portfolio seeks to maximize total return through capital appreciation and current income. To pursue this goal, the portfolio invests at least 65% of its assets in fixed-income securities, such as: U.S. government bonds and notes, corporate bonds, convertible securities, preferred stocks, asset-backed securities, mortgage-related securities, and foreign bonds. The portfolio also may own warrants and common stock acquired in "units" with bonds.


Generally, the portfolio seeks to maintain an investment grade (BBB/Baa) average credit quality. However, the portfolio may invest up to 35% of its assets in lower-rated securities (" high yield" or "junk" bonds). The portfolio has the flexibility to shift its investment focus among different fixed-income securities, based on market conditions and other factors. In choosing market sectors and securities for investment, the issuer's financial strength, and the current state and long-term outlook of the industry or sector are reviewed. Current and forecasted interest rate and liquidity conditions also are important factors in this regard.

Typically, the portfolio can be expected to have an average effective maturity of between 5 and 10 years and an average effective duration between 3.5 and 6 years. While the portfolio' s duration and maturity usually will stay within these ranges, if the maturity or duration of the portfolio's benchmark index moves outside these ranges, so may the portfolio's.

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      5

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          6

Distributions and Taxes                                                   6

For More Information
--------------------------------------------------------------------------------

SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

Concepts to understand

AVERAGE EFFECTIVE MATURITY: an average of the stated maturity of bonds, adjusted to reflect provisions that may cause a bond's principal to be repaid earlier than at maturity.

DURATION: an indication of an investment's "interest rate risk," or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a portfolio's duration, the more it is likely to react to interest rate fluctuations and the greater its long-term risk/return potential.

MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. A rise in rates usually causes a drop in bond prices and therefore in the portfolio's share price as well.


The longer the portfolio's maturity and duration, the more its share price is likely to react to interest rate movements. The value of a shareholder's investment in the portfolio could go up and down, which means that shareholders could lose money.


Mortgage-related securities may react differently to interest rate changes than other bonds, because of prepayments and other factors. When rates fall, mortgage pass-through securities may be paid off earlier than expected, and the portfolio may reinvest those assets at lower rates. This lessens price-appreciation potential from rate declines. When rates rise, prices may decline less, given their generally higher coupon, and it may effectively lengthen a mortgage security' s expected maturity and cause its value to fluctuate more widely as rates change.

High yield bonds involve greater credit risk than investment grade bonds, and are considered speculative. The prices of high yield bonds can fall in response to bad news about the issuer or its industry, or the economy in general, or if an issuer fails to make timely interest or principal payments.

Other risk factors that could have an effect on the portfolio's performance:

     o the prices of foreign bonds can be affected by political and economic instability or changes in currency exchange rates

     o if the portfolio holds securities that are traded in a market that becomes "illiquid," typically when there are many more sellers than buyers for the securities, the value of such securities, and the portfolio's share price, may fall dramatically


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.


Other potential risks


Most mortgage and asset-backed securities are a form of derivative. The portfolio, at times, may also invest in other derivative securities, such as options and futures. Futures and options are used primarily to hedge the portfolio, but may be used to increase returns; however, such practices may lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.


The portfolio may buy securities on a forward-commitment basis, and enter into reverse repurchase agreements, which are forms of borrowing that can increase the portfolio's overall price volatility.

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

The Portfolio

PAST PERFORMANCE

As a new portfolio, past performance information is not available for the portfolio as of the date of this prospectus.

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------


Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.60%

Other expenses                                                          0.25%
--------------------------------------------------------------------------------
TOTAL                                                                   0.85%
--------------------------------------------------------------------------------

Expense example                      1 Year                3 Years
--------------------------------------------------------------------------------
                                       $87                   $271

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. The portfolio has agreed to pay Dreyfus an annual management fee of 0.60% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus Taxable Fixed Income team makes investment decisions for the portfolio. No individual team member is primarily responsible for making these investment decisions. The portfolio managers comprising the team are identified in the Statement of Additional Information.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund


The Portfolio

Performance Information for a Related Public Fund

Although the portfolio is newly organized and does not yet have its own performance record, the portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Dreyfus -- Dreyfus Premier Core Bond Fund -- Class A shares (the "Public Fund"). The portfolio currently has the same investment team as the Public Fund. The table at the right shows average annual total return information for the Public Fund and for the Merrill Lynch Domestic Master Index, the benchmark index of the portfolio and the Public Fund.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund reflect the deduction of the historical fees and expenses paid by the Public Fund, and not those to be paid by the portfolio. The Public Fund's total annual operating expenses for the fiscal year ended October 31, 1999 were 1.18% of its average daily net assets. The performance figures also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio and the Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.


Historical performance information for Class A shares of the Public Fund and the Merrill Lynch Domestic Master Index for various periods ended December 31, 1999, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------
Average annual total return AS OF 12/31/99

                                                1 Year    5 Years     10 Years
--------------------------------------------------------------------------------

DREYFUS PREMIER CORE BOND FUND

CLASS A (NAV)                                   4.92%      9.41%        8.76%

CLASS A (WITH SALES LOAD)                      -1.12%      8.12%        8.11%

MERRILL LYNCH
DOMESTIC MASTER INDEX(1)                        -.96%      7.74%        7.75%(

(1) THE MERRILL LYNCH DOMESTIC MASTER INDEX IS AN UNMANAGED PERFORMANCE BENCHMARK FOR U.S. GOVERNMENT SECURITIES AND INVESTMENT GRADE CORPORATE SECURITIES WITH MATURITIES GREATER THAN OR EQUAL TO ONE YEAR. ALL PERFORMANCE FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS.

FINANCIAL HIGHLIGHTS


No financial information is provided for the portfolio, which had not commenced operations as of the date of this prospectus.



The Portfolio

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Core Bond Portfolio) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) and account registration and dealer number, if applicable, of the participating insurance company.

The portfolio' s investments are generally valued by using available market quotations or at fair value, which may be determined by one or more pricing services approved by the fund's board.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income once a month, and distributes any net capital gains it has realized once a year

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

NOTES

NOTES

NOTES

For More Information

Dreyfus Investment Portfolios Core Bond Portfolio
-------------------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
165P0500

Dreyfus Investment Portfolios

Core Value Portfolio

Investing in large-cap stocks for long-term capital growth


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

Dreyfus Investment Portfolios

Core Value Portfolio

GOAL/APPROACH

The portfolio seeks long-term growth of capital, with current income as a secondary objective. To pursue these goals, the portfolio invests primarily in stocks of large-cap value companies (market capitalizations of $1 billion and above). The portfolio typically invests mainly in the stocks of U.S. issuers, and will limit its foreign stock holdings to 20% of the value of its total assets. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts.

In choosing stocks, the portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than forecasting stock market trends (a "top-down" approach), and looks for value companies. A three-step value screening process is used to select stocks:

     o value: quantitative screens track traditional measures such as price-to-earnings, price-to-book and price-to-sales. These ratios are analyzed and compared against the market.

     o sound business fundamentals: a company's balance sheet and income data are examined to determine the company's financial history.

     o positive business momentum: a company's earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company's financial condition.

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the portfolio manager's expectations.

Contents

The Portfolio
--------------------------------------------------------------------------------
Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.


Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


While the portfolio's investment objectives and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

LARGE-CAP COMPANIES: established companies that are considered "known quantities." Large-cap companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already underpriced. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Any foreign securities purchased by the portfolio include special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its primary investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goals, although as with all mutual funds, it cannot offer guaranteed results.


An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest some assets in derivative securities, such as options and futures, and in foreign currencies. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

The Portfolio

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the portfolio's performance for its first full calendar year of operations. The table compares the portfolio's average annual total returns to those of the Standard & Poor's 500/BARRA Value Index (S&P 500 BARRA Value),which has been selected as the portfolio's primary index based on the portfolio's and the index's value orientation, and the Standard & Poor's 500((reg.tm)) Composite Stock Price Index (S&P 500 Composite), the portfolio's former primary index, each a broad measure of stock performance. Performance for the S&P 500 Composite will not be shown in the future. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)
[Exhibit A]
BEST QUARTER:                    Q4 '99                     +13.16%

WORST QUARTER:                   Q3 '99                     -10.40%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                   Since
                                                                  inception
                                                  1 Year          (5/1/98)
--------------------------------------------------------------------------------
PORTFOLIO                                        19.73%             7.61%

S&P 500 BARRA VALUE                              12.72%             8.46%*

S&P 500 COMPOSITE                                21.03%            19.80%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON 4/30/98 IS USED AS THE BEGINNING VALUE ON 5/1/98.

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          0.75%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                               1.50%

Fee waiver and/or expense reimbursement                                (0.50%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                                 1.00%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2000, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) DO NOT EXCEED 1.00%.
--------------------------------------------------------------------------------
Expense example

1 Year                   3 Years               5 Years           10 Years
--------------------------------------------------------------------------------
$102                     $425                  $771              $1,748

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year number is based on the net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the fiscal year ended December 31, 1999, the portfolio paid Dreyfus an annual management fee of 0.25% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The portfolio's primary portfolio manager is Valerie J. Sill. She has been a portfolio manager of the portfolio since its inception. Ms. Sill is a portfolio manager of Dreyfus and senior vice president of The Boston Company Asset Management, Inc. ("TBCAM"), an affiliate of Dreyfus. She is also a member of the Equity Policy Group of TBCAM. She previously served as director of equity research and as an equity research analyst for TBCAM.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio

FINANCIAL HIGHLIGHTS


The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.


                                                                                 YEAR ENDED DECEMBER 31,
                                                                                  1999            1998(1)
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                              11.72            12.50

 Investment operations:  Investment income -- net                                   .07(2)           .07
                         Net realized and unrealized gain (loss) on investments    2.24             (.77)

 Total from investment operations                                                  2.31             (.70)

 Distributions:          Dividends from investment income -- net                   (.06)            (.08)

 Net asset value, end of period                                                   13.97            11.72

 Total return (%)                                                                 19.73            (5.59)(3)
------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                        1.00              .67(3)

Ratio of net investment income to average net assets (%)                            .56              .62(3)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)            .50              .74(3)

Portfolio turnover rate (%)                                                       97.14            47.37(3)
-------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                            15,343            5,959

(1) FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3) NOT ANNUALIZED.


Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Core Value Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information

For More Information

Dreyfus Investment Portfolios Core Value Portfolio
--------------------------------------------------

SEC file number: 811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
172P0500

Dreyfus Investment Portfolios

Founders International Equity Portfolio

Investing in stocks of foreign growth companies for long-term capital growth


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

Dreyfus Investment Portfolios

Founders International Equity Portfolio

GOAL/APPROACH


The portfolio seeks long-term growth of capital. To pursue this goal, the portfolio invests primarily in equity securities of foreign issuers which are characterized as "growth" companies. The portfolio may purchase securities of companies in initial public offerings or shortly thereafter.


The portfolio will seek investment opportunities, generally, in companies which the portfolio manager believes have fundamental strengths that indicate the potential for growth in earnings per share. The portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio will invest primarily in foreign issuers from at least three foreign countries with established or emerging economies, but will not invest more than 50% of its assets in issuers in any one foreign country. The portfolio also may invest in investment grade debt securities of foreign issuers that the portfolio manager believes -- based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors -- offer opportunities for capital growth.

Contents

The Portfolio
--------------------------------------------------------------------------------
Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      5

Account Information
--------------------------------------------------------------------------------
Account Policies                                                          6

Distributions and Taxes                                                   6

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT. SEE BACK COVER.


Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment advisers, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

Concepts to understand

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities that are rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

MAIN RISKS


The portfolio's performance will be influenced by political, social and economic factors affecting companies in foreign countries. Like the stocks of U.S. companies, the securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. The prices of securities purchased in initial public offerings or shortly thereafter may be very volatile. Unlike investing in U.S. companies, foreign securities include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Because the portfolio may allocate relatively more assets to certain industry sectors than others, the portfolio's performance may be more susceptible to any developments which affect those sectors emphasized by the portfolio.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.


The portfolio may invest in the stocks of companies located in developed countries and in emerging markets. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets also may provide higher long-term rates of return.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.


An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The Portfolio

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the portfolio's performance for its first full calendar year of operations. The table compares the portfolio's average annual total returns to those of the Morgan Stanley Capital International World (ex.
US) Index (MSCI World (ex. US) Index), a broad measure of international stock performance. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)
[Exhibit A]
BEST QUARTER:                    Q4 '99                       +40.36%

WORST QUARTER:                   Q1 '99                        +2.44%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                   Since
                                                                 inception
                                                1 Year           (9/30/98)
--------------------------------------------------------------------------------
PORTFOLIO                                       60.69%             63.30%

MSCI WORLD (EX. US) INDEX                       27.93%             41.33%

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------
Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                         1.00%

Other expenses                                                          2.77%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                               3.77%

Fee waiver and/or expense reimbursement                                (2.27%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                                 1.50%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2000, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) DO NOT EXCEED 1.50%.
--------------------------------------------------------------------------------

Expense example

1 Year                  3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
$153                    $943             $1,752           $3,865

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year number is based on net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the fiscal year ended December 31, 1999, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its affiliate, Founders Asset Management LLC, to serve as the portfolio's sub-investment adviser. Founders, located at Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. As of December 31, 1999, Founders managed mutual funds and other client accounts having aggregate assets of approximately $7.94 billion.

The portfolio's primary portfolio manager is Douglas A. Loeffler, C.F.A. He has been the portfolio's primary portfolio manager since the portfolio's inception and has been employed by Founders since 1995. He is a vice president of investments at Founders. Prior to joining Founders, Mr. Loeffler was employed for seven years at Scudder, Stevens & Clark as an international equities and quantitative analyst.

The portfolio, Dreyfus, Founders and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus and Founders codes of ethics restrict the personal securities transactions of their employees, and require portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Each code's primary purpose is to ensure that personal trading by Dreyfus or Founders employees does not disadvantage any Dreyfus- or Founders-managed fund.

The Portfolio

Performance information for Public Fund and Portfolio

The portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Founders, the Dreyfus Founders International Equity Fund (the "Public Fund"). The portfolio currently has the same primary portfolio manager as the Public Fund. The first table at right shows average annual total return information for the Public Fund and for the MSCI World (ex. US) Index, the benchmark index of the portfolio and the Public Fund. The second table shows average annual total return information for the portfolio and the MSCI World (ex. US) Index.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund reflect the deduction of the historical fees and expenses paid by the Public Fund, and not those to be paid by the portfolio. The Public Fund's total annual operating expenses, after fee waiver and expense reimbursement, for the year ended December 31, 1999 were 1.80% of its average daily net assets. The performance figures for the Public Fund and the portfolio also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio and the Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings. Performance information for the Public Fund and the portfolio reflect the reinvestment of dividends and other distributions.

PUBLIC FUND

The one-year performance of the Public Fund was due in part to the allocation to the Public Fund of securities sold in initial public offerings ("IPOs"). There is no guarantee that the Public Fund's investments in IPOs will continue to have a similar impact on performance, and such returns should not be expected over the long term.

Historical performance information for the Public Fund and for the MSCI World (ex. US) Index for various periods ended December 31, 1999, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------
Average annual total return AS OF 12/31/99
                                                             Since inception
                                          1 Year               (12/29/95)
--------------------------------------------------------------------------------
DREYFUS FOUNDERS INTERNATIONAL
EQUITY FUND -- CLASS F*                   58.71%                 26.45%

MSCI WORLD
(EX. US) INDEX**                          27.93%                 13.49%

PORTFOLIO

Average annual total returns for the portfolio and the MSCI World (ex. US) Index for various periods ended December 31, 1999, as calculated pursuant to SEC guidelines, are as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99
                                                            Since inception
                                          1 Year                (9/30/98)
--------------------------------------------------------------------------------

FOUNDERS INTERNATIONAL
EQUITY PORTFOLIO                          60.69%                 63.30%

MSCI WORLD
(EX. US) INDEX**                          27.93%                 41.33%
--------------------------------------------------------------------------------

* CLASS F SHARES ARE GENERALLY CLOSED TO NEW INVESTORS.

** THE MSCI WORLD (EX. US) INDEX IS AN ARITHMETICAL AVERAGE OF THE PERFORMANCE OF OVER 1,000 SECURITIES LISTED ON THE STOCK EXCHANGES OF EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. TOTAL RETURN FIGURES FOR THE INDEX ASSUME CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AFTER DEDUCTION OF LOCAL TAXES, BUT DO NOT DEDUCT ANY FEES OR EXPENSES WHICH ARE CHARGED TO THE PUBLIC FUND AND THE PORTFOLIO.

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                                1999            1998(1)
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value, beginning of period                                                             14.36          12.50

 Investment operations:  Investment income (loss) -- net                                          (.02)(2)       (.01)
                         Net realized and unrealized gain (loss) on investments                   8.73           1.87

 Total from investment operations                                                                 8.71           1.86

 Distributions:  Dividends from net realized gain on investments                                 (1.42)            --

 Net asset value, end of period                                                                  21.65          14.36

 Total return (%)                                                                                60.69          14.88(3)
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                       1.50            .38(3)

Ratio of investment (loss) to average net assets (%)                                              (.11)          (.08)(3)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                          2.27            .81(3)

Portfolio turnover rate (%)                                                                     190.80          29.25(3)
------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                            4,608          2,297

(1) FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3) NOT ANNUALIZED.

The Portfolio

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Founders International Equity Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES


The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.


Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

NOTES

NOTES

NOTES


For More Information

Dreyfus Investment Portfolios Founders International Equity Portfolio
---------------------------------------------------------------------

SEC file number: 811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
177P0500

Dreyfus Investment Portfolios

Founders Passport Portfolio

Investing in stocks of smaller foreign growth companies for capital appreciation

PROSPECTUS May 1, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

Dreyfus Investment Portfolios

Founders Passport Portfolio

GOAL/APPROACH


The portfolio seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of foreign issuers with market capitalizations or annual revenues of $1 billion or less and which are characterized as "growth" companies. The portfolio may purchase securities of companies in initial public offerings or shortly thereafter.


The portfolio seeks investment opportunities, generally, in companies which the portfolio manager believes have fundamental strengths that indicate the potential for growth in earnings per share. The portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio will invest primarily in foreign issuers from at least three foreign countries with established or emerging economies. The portfolio may invest in securities of larger foreign issuers or in U.S. issuers, if the portfolio manager believes these securities offer attractive opportunities for capital appreciation.

The portfolio also may invest in investment grade debt securities of domestic or foreign issuers that the portfolio manager believes -- based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors -- offer opportunities for capital appreciation.

Contents

The Portfolio
--------------------------------------------------------------------------------
Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      5

Account Information
--------------------------------------------------------------------------------
Account Policies                                                          6

Distributions and Taxes                                                   6

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment advisers, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

Concepts to understand

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities that are rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

MAIN RISKS

The portfolio's performance will be influenced by political, social and economic factors affecting companies in foreign countries. Like the stocks of U.S. companies, the securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Unlike investing in U.S. companies, foreign securities include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.


Because the portfolio may allocate relatively more assets to certain industry sectors than others, the portfolio's performance may be more susceptible to any developments which affect those sectors emphasized by the portfolio.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.


The portfolio may invest in the stocks of companies located in developed countries and in emerging markets. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets also may provide higher long-term rates of return.


The portfolio invests primarily in securities issued by companies with relatively small market capitalizations. Smaller companies typically carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more-established companies. The prices of securities purchased in initial public offerings or shortly thereafter may be very volatile.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't


The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.


An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The Portfolio

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the portfolio's performance for its first full calendar year of operations. The table compares the portfolio's average annual total returns to those of the Morgan Stanley Capital International World (ex.
US) Index (MSCI World (ex. US) Index), a broad measure of international stock performance. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)
[Exhibit A]
BEST QUARTER:                    Q4 '99                           +53.13%

WORST QUARTER:                   Q1 '99                            +3.55%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                  Since
                                                                  inception
                                         1 Year                   (9/30/98)
--------------------------------------------------------------------------------
PORTFOLIO                                 76.05%                   76.79%

MSCI WORLD (EX. US)
INDEX                                     27.93%                   41.33%

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                         1.00%

Other expenses                                                          2.64%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                               3.64%

Fee waiver and/or expense reimbursement                                (2.14%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                                 1.50%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2000, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) DO NOT EXCEED 1.50%.
--------------------------------------------------------------------------------

Expense example
1 Year                     3 Years          5 Years             10 Years
--------------------------------------------------------------------------------
$153                       $916             $1,701              $3,758

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year number is based on net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the fiscal year ended December 31, 1999, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its affiliate, Founders Asset Management LLC, to serve as the portfolio's sub-investment adviser. Founders, located at Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. As of December 31, 1999, Founders managed mutual funds and other client accounts having aggregate assets of approximately $7.94 billion.

The portfolio's primary portfolio manager is Tracy P. Stouffer. She has been the portfolio's primary portfolio manager, and has been employed by Founders, since July 1999. Prior to joining Founders, Ms. Stouffer was a vice president and portfolio manager with Federated Global Incorporated from 1995 to July 1999, and a vice president and portfolio manager with Clariden Asset Management, Inc. from 1988 to 1995.

The portfolio, Dreyfus, Founders and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus and Founders codes of ethics restrict the personal securities transactions of their employees, and require portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Each code's primary purpose is to ensure that personal trading by Dreyfus or Founders employees does not disadvantage any Dreyfus- or Founders-managed fund.

The Portfolio

Performance information for Public Fund and Portfolio

The portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Founders, the Dreyfus Founders Passport Fund (the "Public Fund"). The portfolio currently has the same primary portfolio manager as the Public Fund. The first table at right shows average annual total return information for the Public Fund and for the MSCI World (ex. US) Index, the benchmark index of the portfolio and the Public Fund. The second table shows average annual total return information for the portfolio and the MSCI World (ex. US) Index.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund reflect the deduction of the historical fees and expenses paid by the Public Fund, and not those paid by the portfolio. The Public Fund's total annual operating expenses, after fee waiver and expense reimbursement, for the year ended December 31, 1999 were 1.64% of its average daily net assets. The performance figures for the Public Fund and the portfolio also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio and the Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings. Performance information for the Public Fund and the portfolio reflects the reinvestment of dividends and other distributions.

PUBLIC FUND

The one-year performance of the Public Fund was due in part to the allocation to the Public Fund of securities sold in initial public offerings ("IPOs"). There is no guarantee that the Public Fund's investments in IPOs will continue to have a similar impact on performance, and such returns should not be expected over the long term.

Historical performance information for the Public Fund and for the MSCI World (ex. US) Index for various periods ended December 31, 1999, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99
                                                                   Since
                                                                  inception
                                       1 Year        5 Years     (11/16/93)
-------------------------------------------------------------------------------
DREYFUS FOUNDERS
PASSPORT FUND --
CLASS F*                               87.44%        26.20%       19.79%

MSCI WORLD (EX. US)
INDEX**                                27.93%        13.09%       13.21%***

PORTFOLIO

Average annual total returns for the portfolio and the MSCI World (ex. US) Index for various periods ended December 31, 1999, as calculated pursuant to SEC guidelines, are as follows:
--------------------------------------------------------------------------------
Average annual total return AS OF 12/31/99
                                                              Since
                                                            inception
                                              1 Year        (9/30/98)
--------------------------------------------------------------------------------
FOUNDERS
PASSPORT PORTFOLIO                            76.05%          76.79%

MSCI WORLD (EX. US)
INDEX**                                       27.93%          41.33%
--------------------------------------------------------------------------------

* CLASS F SHARES ARE GENERALLY CLOSED TO NEW INVESTORS.

** THE MSCI WORLD (EX. US) INDEX IS AN ARITHMETICAL AVERAGE OF THE PERFORMANCE OF OVER 1,000 SECURITIES LISTED ON THE STOCK EXCHANGES OF EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. TOTAL RETURN FIGURES FOR THE INDEX ASSUME CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AFTER DEDUCTION OF LOCAL TAXES, BUT DO NOT DEDUCT ANY FEES OR EXPENSES WHICH ARE CHARGED TO THE PUBLIC FUND AND THE PORTFOLIO.

*** FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 11/30/93 IS USED AS THE BEGINNING VALUE ON 11/16/93.

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.


                                                                                       YEAR ENDED DECEMBER 31,
                                                                                      1999               1998(1)
---------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value, beginning of period                                                  14.46             12.50

 Investment operations:  Investment income (loss) -- net                               (.10)(2)           .00(3)
                         Net realized and unrealized gain (loss) on investments       11.04              1.97

 Total from investment operations                                                     10.94              1.97

 Distributions:  Dividends from investment income -- net                               --              (.00)(3)
                 Dividends from net realized gain on investments                       (1.58)             (.01)

 Total distributions                                                                  (1.58)             (.01)

 Net asset value, end of period                                                       23.82             14.46

 Total return (%)                                                                     76.05             15.79(4)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                            1.50               .38(4)

Ratio of net investment income to average net assets (%)                               (.60)              .02(4)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)               2.14               .30(4)

Portfolio turnover rate (%)                                                          319.31              3.98(4)
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                                14,836             5,788

(1) FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4) NOT ANNUALIZED.

The Portfolio

Account Information


ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Founders Passport Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

NOTES

NOTES

NOTES

For More Information

Dreyfus Investment Portfolios Founders Passport Portfolio
---------------------------------------------------------
SEC file number: 811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
178P0500

Dreyfus Investment Portfolios

Japan Portfolio

Investing in stocks of Japanese companies for long-term capital growth


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

Dreyfus Investment Portfolios

Japan Portfolio

GOAL/APPROACH

The portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests primarily in stocks of Japanese companies. Generally, the portfolio invests at least 60% of its assets in Japanese companies with market caps of at least $1.5 billion at the time of investment. The portfolio's investments may include common stocks, preferred stocks and convertible securities.

In choosing stocks, the portfolio manager identifies and forecasts: key trends in economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as the impact of new technologies and the globalization of industries and brands; relative values of equity securities, bonds and cash; company fundamentals and long-term trends in currency movements

Within markets and sectors determined to be relatively attractive, the portfolio manager seeks what are believed to be attractively priced companies that possess a sustainable competitive advantage in their market or sector. The portfolio manager generally sells securities when themes or strategies change or when the portfolio manager determines that a company's prospects have changed or that its stock is fully valued by the market.

Many of the securities in which the portfolio invests are denominated in yen. To protect the portfolio against potential depreciation of the yen versus the U.S. dollar, the portfolio manager may engage in currency hedging.

Contents

The Portfolio
--------------------------------------------------------------------------------
Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      5

Account Information
--------------------------------------------------------------------------------
Account Policies                                                          6

Distributions and Taxes                                                   6

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT. SEE BACK COVER.


Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment advisers, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

Concepts to understand

JAPANESE COMPANY: a company organized under the laws of Japan or for which the principal securities trading market is Japan; or a company, wherever organized, with a majority of its assets or business in Japan.

CURRENCY HEDGING: the value of the yen can fluctuate significantly relative to the U.S. dollar and potentially result in losses for investors. To help offset such losses, the portfolio manager may employ certain techniques designed to reduce the portfolio's foreign currency exposure. Generally, this involves buying options, futures, or forward contracts for the foreign currency.

MAIN RISKS

While stocks have historically been a choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

The portfolio's performance will be influenced by political, social and economic factors affecting investments in Japanese companies. These risks include changes in currency exchange rates, a lack of comprehensive company information, political instability, less liquidity and differing auditing and legal standards. Each of those risks could result in more volatility for the portfolio. While investments in all foreign countries are subject to those risks, the portfolio' s concentration in Japanese securities could cause the portfolio' s performance to be more volatile than that of more geographically diversified funds.

Small companies carry additional risks because their operating histories tend to be more limited, their earnings less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio' s investments will rise and fall based on investor perceptions rather than economics.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.


What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest in derivative securities, such as options and futures, and in foreign currencies. The portfolio may also sell short, which involves selling a security it does not own in anticipation of a decline in the market price of the security. When employed, these practices are used primarily to hedge the portfolio but may also be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the portfolio's performance.


The portfolio can buy securities with borrowed money (a form of leverage), which could magnify the portfolio's gains or losses.


The Portfolio

PAST PERFORMANCE


Since the portfolio has less than one calendar year of performance, annual total return information for the portfolio is not included in this section of the prospectus.


EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------
Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                         1.00%

Other expenses                                                          0.25%
--------------------------------------------------------------------------------
TOTAL                                                                   1.25%
--------------------------------------------------------------------------------
Expense example                 1 Year                3 Years
--------------------------------------------------------------------------------
                                 $127                  $397

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all asrpects of the portfolio's operations.


OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. The portfolio has agreed to pay Dreyfus an annual management fee of 1.00% of the portfolio's average daily net assets. For the fiscal period December 15, 1999 (commencement of operations) through December 31, 1999, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its affiliate, Newton Capital Management Limited, to serve as the portfolio's sub-investment adviser. Newton, located at 71 Queen Victoria Street, London, EC4V 4DR, England, was formed in 1977 and, as of December 31, 1999, together with its parent and its parent' s subsidiaries, managed approximately $29 billion in discretionary separate accounts and other investment accounts.

The portfolio' s primary portfolio manager is Miki Sugimoto. She has been the portfolio' s primary portfolio manager since the portfolio's inception and has been employed by Newton since 1995. Prior to joining Newton, Ms. Sugimoto was employed for five years at S.G. Warburg where she worked primarily in the corporate finance department.

The portfolio, Dreyfus, Newton and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

PERFORMANCE INFORMATION FOR RELATED INVESTMENT ACCOUNTS

Although the portfolio is newly organized and does not yet have its own full year of performance, the portfolio has a substantially similar investment objective and follows substantially similar investment policies and strategies as two investment accounts advised by Newton, the Newton Japan Fund and Newton Universal Growth Funds Japanese Equity Fund (collectively, the "Investment Accounts" ). The portfolio currently has the same portfolio managers as the Investment Accounts. The table at the right shows composite average annual total return information for the Investment Accounts and for the Morgan Stanley Capital International (MSCI) Japan Index, the benchmark index of the portfolio and the Investment Accounts.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Investment Accounts were calculated by Micropal on a "bid-bid" basis (i.e., the price at which an investor can sell its shares) with the accounts' gross income reinvested in U.S. dollars. The performance figures were then adjusted to reflect the deduction of the historical annual management fee paid by the Investment Accounts (1.5% of each Investment Account's net assets), and not those to be paid by the portfolio. The performance figures for the Investment Accounts do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Moreover, the performance of the Investment Accounts could have been adversely affected by the imposition of certain regulatory requirements, restrictions and limitations if the accounts had been regulated as investment companies under the U.S. federal securities and tax laws. Additionally, although it is anticipated that the portfolio and the Investment Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

The one-year performance of the Investment Accounts was due in large part to a period of extremely strong stock market performance in Japan, which should not be expected over the long term.

Historical performance information for the Investment Accounts and for the MSCI Japan Index for various periods ended December 31, 1999 is as follows:
--------------------------------------------------------------------------------
Average annual total return AS OF 12/31/99

                                                                       Since
                                              1 Year                 11/22/94*
--------------------------------------------------------------------------------
NEWTON JAPAN FUND                               59.6%                  56.6%

NEWTON UGF JAPANESE
EQUITY FUND                                     59.5%                  53.0%

MSCI JAPAN INDEX**                              61.8%                   6.7%

*NEWTON BEGAN MANAGING THE INVESTMENT ACCOUNTS ON NOVEMBER 22, 1994. PRIOR THERETO, THE INVESTMENT ACCOUNTS WERE MANAGED BY CAPITAL HOUSE, LLC, A SUBSIDIARY OF THE ROYAL BANK OF SCOTLAND. PERFORMANCE FOR THE MSCI JAPAN INDEX IS CALCULATED FROM OCTOBER 31, 1994.

**THE MSCI JAPAN INDEX IS A CAPITALIZATION WEIGHTED INDEX (ADJUSTED IN U.S. DOLLARS) OF COMPANIES IN JAPAN INTENDED TO REPLICATE THE INDUSTRY COMPOSITION OF THE LOCAL MARKET. THE CHOSEN LIST OF STOCKS INCLUDES A REPRESENTATIVE SAMPLING OF LARGE, MEDIUM AND SMALL CAPITALIZATION WEIGHTED STOCKS, TAKING EACH STOCK'S LIQUIDITY INTO ACCOUNT. THE RETURNS OF THE INDEX ASSUME REINVESTMENT NET OF WITHHOLDING TAX AND, UNLIKE FUND RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal period indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during the period, assuming the investor had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment return that is shown.


                                                                                 PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                                     1999(1)
-----------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                   12.50

Investment operations:  Investment income -- net                                         .00(2)
                         Net realized and unrealized gain (loss) on investments          .34

 Total from investment operations                                                        .34

 Net asset value, end of period                                                        12.84

 Total return (%)                                                                       2.64(3)
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                              .07(3)

Ratio of net investment income to average net assets (%)                                 .03(3)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                 1.35(3)

Portfolio turnover rate (%)                                                               --
-----------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                                  2,054

(1) FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(3) NOT ANNUALIZED.


The Portfolio

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is with a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Japan Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) and account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

NOTES

NOTES

NOTES

For More Information

Dreyfus Investment Portfolios Japan Portfolio
---------------------------------------------
SEC file number: 811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
189P0500

Dreyfus Investment Portfolios

Founders Discovery Portfolio

Investing in stocks of smaller-cap growth companies for capital appreciation


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

Dreyfus Investment Portfolios

Founders Discovery Portfolio

GOAL/APPROACH

The portfolio seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of small, U.S.-based companies which are characterized as "growth" companies. These companies typically are not listed on a national securities exchange, but trade on the over-the-counter market. The portfolio may purchase securities of companies in initial public offerings or shortly thereafter.

The portfolio manager seeks investment opportunities for the portfolio in companies with fundamental strengths that indicate the potential for growth in earnings per share. The portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio may invest up to 30% of its assets in foreign securities. The portfolio may invest in securities of larger issuers if the portfolio manager believes these securities offer attractive opportunities for capital appreciation. The portfolio also may invest in investment grade debt securities of domestic or foreign issuers that the portfolio manager believes -- based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors -- offer opportunities for capital appreciation.

Contents

The Portfolio
--------------------------------------------------------------------------------
Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      5

Account Information
--------------------------------------------------------------------------------
Account Policies                                                          6

Distributions and Taxes                                                   6

For More Information
--------------------------------------------------------------------------------


INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.


Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment advisers, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

Concepts to understand

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.


SMALL COMPANIES: generally, those companies with market capitalizations of less than $2.2 billion. This range may fluctuate depending on changes in the value of the stock market as a whole. Small companies tend to grow faster than large-cap companies, but frequently are more volatile, are more vulnerable to major setbacks, and have a higher failure rate than large companies.


EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, sometimes dramatically, which means that shareholders could lose money.

Small companies carry additional risks because their operating histories tend to be more limited, their earnings less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The prices of securities purchased in initial public offerings or shortly thereafter may be very volatile. Some of the portfolio's investments will rise and fall based on investor perceptions rather than economics.


Because the portfolio may allocate relatively more assets to certain industry sectors than others, the portfolio's performance may be more susceptible to any developments which affect those sectors emphasized by the portfolio.


Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Any foreign securities purchased by the portfolio are subject to special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest in derivative securities, such as options and futures, and in foreign currencies. These practices, when employed, are used to hedge its portfolio; however, such practices sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The Portfolio

PAST PERFORMANCE


Since the portfolio has less than one calendar year of performance, annual total return information for the portfolio is not included in this section of the prospectus.


EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.90%

Other expenses                                                          0.25%
--------------------------------------------------------------------------------
TOTAL                                                                   1.15%
--------------------------------------------------------------------------------
Expense example
1 Year                3 Years
--------------------------------------------------------------------------------
$117                  $365

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. The portfolio has agreed to pay Dreyfus an annual management fee of 0.90% of the portfolio's average daily net assets. For the fiscal period December 15, 1999 (commencement of operations) through December 31, 1999, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its affiliate, Founders Asset Management LLC, to serve as the portfolio's sub-investment adviser. Founders, located at Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. As of December 31, 1999, Founders managed mutual funds and other client accounts having aggregate assets of approximately $7.94 billion.

The portfolio's primary portfolio manager is Robert T. Ammann, C.F.A. He has been the portfolio's primary portfolio manager since the portfolio's inception and has been employed by Founders since 1993. He is a vice president of investments at Founders.

The portfolio, Dreyfus, Founders and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus and Founders codes of ethics restrict the personal securities transactions of their employees, and require portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Each code's primary purpose is to ensure that personal trading by Dreyfus or Founders employees does not disadvantage any Dreyfus- or Founders-managed fund.

The Portfolio

Performance Information for Related Public Fund

Although the portfolio is newly organized and does not yet have its own full year of performance, the portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Founders, the Dreyfus Founders Discovery Fund (the "Public Fund"). The portfolio currently has the same primary portfolio manager as the Public Fund. The table at the right shows average annual total return information for the Public Fund and for the Russell 2000 Index, the benchmark index of the portfolio and the Public Fund.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund reflect the deduction of the historical fees and expenses paid by the Public Fund, and not those to be paid by the portfolio. The Public Fund's total annual operating expenses, after fee waiver and expense reimbursement, for the year ended December 31, 1999 were 1.46% of its average daily net assets. The performance figures for the Public Fund also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio and the Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

The one-year performance of the Public Fund was due in part to the allocation to the Public Fund of securities sold in initial public offerings ("IPOs"). There is no guarantee that the Public Fund's investments in IPOs will continue to have a similar impact on performance, and such returns should not be expected over the long term.

Historical performance information for the Public Fund and for the Russell 2000 Index for various periods ended December 31, 1999, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------
Average annual total return AS OF 12/31/99

                                         1 Year         5 Years      10 Years
--------------------------------------------------------------------------------
FOUNDERS DISCOVERY FUND                  94.59%        31.68%         23.96%

RUSSELL 2000 INDEX*                      21.26%        16.69%         13.40%

* THE RUSSELL 2000 INDEX IS A WIDELY RECOGNIZED, UNMANAGED SMALL-CAP INDEX COMPRISED OF THE COMMON STOCKS OF THE 2,000 U.S. PUBLIC COMPANIES NEXT IN SIZE AFTER THE LARGEST 1,000 PUBLICLY TRADED U.S. COMPANIES. ALL PERFORMANCE FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS.

FINANCIAL HIGHLIGHTS


The following table describes the portfolio's performance for the fiscal period indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during the period, assuming the investor had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment return that is shown.

                                                                                PERIOD ENDED DECEMBER 31,
                                                                                           1999(1)
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value, beginning of period                                                        12.50

Investment operations:  Investment income -- net                                              .01
                        Net realized and unrealized gain (loss)
                        on investments                                                       1.38

 Total from investment operations                                                            1.39

 Net asset value, end of period                                                             13.89

 Total return (%)                                                                           11.12(2)
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                   .07(2)

Ratio of net investment income to average net assets (%)                                      .06(2)

Decrease reflected in above expense ratio
due to actions by Dreyfus (%)                                                                1.45(2)

Portfolio turnover rate (%)                                                                  7.49(2)
-----------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                                       2,223

(1) FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2) NOT ANNUALIZED.


The Portfolio

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Founders Discovery Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) and account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

NOTES

NOTES

NOTES

For More Information

Dreyfus Investment Portfolios Founders Discovery Portfolio
----------------------------------------------------------
SEC file number: 811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
193P0500

Dreyfus Investment Portfolios

Founders Growth Portfolio

Investing in stocks of growth companies for long-term capital growth


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

Dreyfus Investment Portfolios

Founders Growth Portfolio

GOAL/APPROACH

The portfolio seeks long-term growth of capital. To pursue this goal, the portfolio invests primarily in equity securities of well-established, high quality "growth" companies. These companies tend to have strong performance records, solid market positions and reasonable financial strength, and have continuous operating records of three years or more.


The portfolio will seek investment opportunities, generally, in companies which the portfolio managers believe have fundamental strengths that indicate the potential for growth in earnings per share. The portfolio managers focus on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).


The portfolio may invest up to 30% of its assets in foreign securities, and up to 25% of its assets in any one foreign country. The portfolio also may invest in investment grade debt securities of domestic or foreign issuers that the portfolio managers believe -- based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors -- offer opportunities for capital growth.

Contents

The Portfolio
--------------------------------------------------------------------------------
Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      5

Account Information
--------------------------------------------------------------------------------
Account Policies                                                          6

Distributions and Taxes                                                   6

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.


Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment advisers, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

Concepts to understand

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities that are rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

While the portfolio's investments in stocks of well-established companies may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.


Because the portfolio may allocate relatively more assets to certain industry sectors than others, the portfolio's performance may be more susceptible to any developments which affect those sectors emphasized by the portfolio.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.


Any foreign securities purchased by the portfolio include special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.


What the portfolio is -- and isn't


The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.


An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The Portfolio

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the portfolio's performance for its first full calendar year of operations. The table compares the portfolio's average annual total returns to those of the Standard & Poor's 500/BARRA Growth Index (S&P 500 BARRA Growth), which has been selected as the portfolio's primary index based on the portfolio's and the index's growth orientation, and the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Composite), the portfolio's former primary index, each a broad measure of stock performance. Performance for the S& P 500 Composite will not be shown in the future. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------
Year-by-year total return AS OF 12/31 EACH YEAR (%)
[Exhibit A]
BEST QUARTER:                    Q4 '99                       +30.13%

WORST QUARTER:                   Q3 '99                        -4.29%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99
                                                                Since
                                                                inception
                                          1 Year                (9/30/98)
--------------------------------------------------------------------------------
PORTFOLIO                                  39.01%                 57.77%

S&P 500 BARRA GROWTH                       28.25%                 45.19%

S&P 500 COMPOSITE                          21.03%                 35.94%

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------
Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          1.58%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                               2.33%

Fee waiver and/or expense reimbursement                                (1.33%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                                 1.00%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2000, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) DO NOT EXCEED 1.00%.
--------------------------------------------------------------------------------
Expense example

1 Year         3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
$102           $600             $1,124           $2,563

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year number is based on net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the fiscal year ended December 31, 1999, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its affiliate, Founders Asset Management LLC, to serve as the portfolio's sub-investment adviser. Founders, located at Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. As of December 31, 1999, Founders managed mutual funds and other client accounts having aggregate assets of approximately $7.94 billion.

The portfolio's primary portfolio managers are Scott A. Chapman, C.F.A. and Thomas M. Arrington, C.F.A. Mr. Chapman and Mr. Arrington have been the portfolio's primary portfolio managers, and have been employed by Founders, since December 1998. Mr. Chapman is a vice president of investments and director of research at Founders. Mr. Arrington is a vice president of investments at Founders. Prior to joining Founders, Mr. Chapman was employed for seven years at HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation, most recently as a vice president and director of growth strategy. Prior to joining Founders, Mr. Arrington was employed for eight years at HighMark Capital where he held various positions, including vice president and director of income and growth strategy, securities research analyst and, most recently, vice president and director of income equity strategy.

The portfolio, Dreyfus, Founders and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus and Founders codes of ethics restrict the personal securities transactions of their employees, and require portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Each code's primary purpose is to ensure that personal trading by Dreyfus or Founders employees does not disadvantage any Dreyfus- or Founders-managed fund.

The Portfolio

Performance information for Public Fund and Portfolio

The portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Founders, the Dreyfus Founders Growth Fund (the "Public Fund"). The portfolio currently has the same primary portfolio managers as the Public Fund. The first table at right shows average annual total return information for the Public Fund, the S&P 500 BARRA Growth and the S&P 500( )Composite. The second table shows average annual total return information for the portfolio, the S&P 500 BARRA Growth and the S&P 500 Composite.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund reflect the deduction of the historical fees and expenses paid by the Public Fund, and not those to be paid by the portfolio. The Public Fund's total annual operating expenses, after fee waiver and expense reimbursement, for the year ended December 31, 1999 were 1.09% of its average daily net assets. The performance figures for the Public Fund and the portfolio also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio and the Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings. Performance information for the Public Fund and the portfolio reflect the reinvestment of dividends and other distributions.

PUBLIC FUND

Historical performance information for the Public Fund, the S&P 500 BARRA Growth and the S&P 500 Composite for various periods ended December 31, 1999, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99
                                              1 Year      5 Years    10 Years
--------------------------------------------------------------------------------

DREYFUS FOUNDERS GROWTH FUND -- CLASS F*       39.06%      30.16%     20.07%

S&P 500 BARRA
GROWTH**                                       28.25%      33.61%     20.59%

S&P 500 COMPOSITE***                           21.03%      28.54%     18.19%

PORTFOLIO

Average annual total returns for the portfolio, the S&P BARRA Growth and the S&P 500 Composite for various periods ended December 31, 1999, as calculated pursuant to SEC guidelines, are as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99
                                                                        Since
                                                                      inception
                                                1 Year               (9/30/98)
--------------------------------------------------------------------------------
FOUNDERS GROWTH PORTFOLIO                       39.01%                57.77%

S&P 500 BARRA GROWTH**                          28.25%                45.19%

S&P 500 COMPOSITE***                            21.03%                35.94%
--------------------------------------------------------------------------------

* CLASS F SHARES ARE GENERALLY CLOSED TO NEW INVESTORS.

** THE S&P BARRA GROWTH IS A CAPITALIZATION-WEIGHTED INDEX OF ALL THE STOCKS IN THE S&P 500 COMPOSITE THAT HAVE HIGH PRICE-TO-BOOK RATIOS. ALL PERFORMANCE FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS.

*** THE S&P 500 COMPOSITE IS A WIDELY RECOGNIZED UNMANAGED INDEX OF STOCK PERFORMANCE. ALL PERFORMANCE FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS.

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.


                                                                                 YEAR ENDED DECEMBER 31,
                                                                                1999            1998(1)
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                             15.90          12.50

 Investment operations:  Investment income -- net                                 (.02)(2)        .01
                         Net realized and unrealized gain (loss) on investments   5.79           3.39

 Total from investment operations                                                 5.77           3.40

 Distributions: Dividends from investment income -- net                           (.01)            --
                Dividends from net realized gain on investments                  (1.79)            --

 Total distributions                                                             (1.80)            --

 Net asset value, end of period                                                  19.87          15.90

 Total return (%)                                                                39.01          27.20(3)
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                       1.00            .25(3)

Ratio of net investment income to average net assets (%)                          (.11)           .05(3)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)          1.33            .31(3)

Portfolio turnover rate (%)                                                     115.08          75.65(3)
--------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                            7,485          2,544

(1) FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3) NOT ANNUALIZED.


The Portfolio

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Founders Growth Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES


The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.


Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

NOTES

NOTES

NOTES

For More Information

Dreyfus Investment Portfolios Founders Growth Portfolio
--------------------------------------------------------

SEC file number: 811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio managers discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
176P0500

Dreyfus Investment Portfolios


MidCap Stock Portfolio

Investing in stocks of medium-size companies for investment results that exceed the total return performance of the S&P 400

PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

Dreyfus Investment Portfolios

MidCap Stock Portfolio

GOAL/APPROACH

The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400((reg.tm)) Index ("S&P 400"). To pursue this goal, the portfolio invests primarily in a blended portfolio of growth and value stocks of medium-size companies, those whose market values generally range between $200 million and $10 billion. Stocks are chosen through a disciplined process combining computer modeling techniques, fundamental analysis and risk management. Consistency of returns and stability of the portfolio's share price compared to the S&P 400 are primary goals of the process. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts.

Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

     * value, or how a stock is priced relative to its perceived intrinsic worth

     *    growth, in this case the sustainability or growth of earnings

     *    financial profile, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities.

Dreyfus then manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the S&P 400.

Contents

The Portfolio
--------------------------------------------------------------------------------
Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------
Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.


Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

Concepts to understand

MIDCAP COMPANIES: established companies that may not be well known. Midcap companies have the potential to grow faster than large-cap companies, but may lack the resources to weather economic shifts, and are more volatile than large companies.

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of over 2,000 stocks. Dreyfus reviews each of the screens on a regular basis. Dreyfus also maintains the flexibility to adapt the screening criteria to changes in market conditions.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Medium-size companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio's investments will rise and fall based on investor perception rather than economics.

Although the portfolio seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 400, the portfolio is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase stocks of companies not listed in the S&P 400 can cause the portfolio to underperform the index.

By investing in a mix of growth and value companies, the portfolio assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, or that their intrinsic values may fall. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.


An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest some assets in derivative securities, such as options and futures. These practices, when employed, are used to hedge the portfolio and increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

The Portfolio


PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the portfolio's performance for its first full calendar year of operations. The table compares the portfolio's average annual total returns to those of the S&P 400, a broad measure of midcap stock performance. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

[Exhibit A]

BEST QUARTER:                    Q4 '99                           +14.67%

WORST QUARTER:                   Q3 '99                            -7.11%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99
                                                                   Since
                                                                   inception
                                         1 Year                   (5/1/98)
--------------------------------------------------------------------------------
PORTFOLIO                                10.82%                    4.72%

S&P 400                                  14.72%                   12.02%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/98 IS USED AS THE BEGINNING VALUE ON 5/1/98.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------
Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          0.71%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                               1.46%

Fee waiver and/or expense reimbursement                                (0.46%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                                 1.00%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2000, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) DO NOT EXCEED 1.00%. FOR THE FISCAL YEAR ENDED DECEMBER 31, 1999, DREYFUS FURTHER REIMBURSED THE PORTFOLIO FOR OTHER EXPENSES SO THAT TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES WERE 0.97% INSTEAD OF 1.00%. THIS ADDITIONAL EXPENSE REIMBURSEMENT WAS VOLUNTARY.
--------------------------------------------------------------------------------
Expense example

1 Year            3 Years              5 Years               10 Years
--------------------------------------------------------------------------------
$102              $414                 $751                  $1,707

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year number is based on the net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the fiscal year ended December 31, 1999, the portfolio paid Dreyfus an annual management fee of 0.26% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

John O'Toole is the portfolio's primary portfolio manager, a position he has held since the portfolio's inception. He has been employed by Dreyfus since October 1994. Mr. O'Toole also is a senior vice president and a portfolio manager for Mellon Equity Associates, an affiliate of Dreyfus, and has been employed by Mellon Bank, N.A. since 1979.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Portfolio

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.


                                                                                     YEAR ENDED DECEMBER 31,
                                                                                    1999            1998(1)
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value, beginning of period                                                12.16           12.50

 Investment operations:  Investment income -- net                                  .03(2)             .02
                         Net realized and unrealized gain (loss) on investments     1.28            (.34)

 Total from investment operations                                                   1.31            (.32)

 Distributions: Dividends from investment income -- net                             (.03)            (.02)

 Net asset value, end of period                                                    13.44            12.16

 Total return (%)                                                                  10.82        (2.53)(3)
--------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                          .97           .67(3)

Ratio of net investment income to average net assets (%)                             .26           .18(3)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)             .49           .60(3)

Portfolio turnover rate (%)                                                        77.73         75.74(3)
--------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                             15,563          10,506

(1) FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31,1998.

(2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3) NOT ANNUALIZED.


Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: MidCap Stock Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information

For More Information

Dreyfus Investment Portfolios MidCap Stock Portfolio
----------------------------------------------------

SEC file number: 811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
174P0500A

Dreyfus Investment Portfolios

Technology Growth Portfolio

Investing in technology companies for capital appreciation


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The Portfolio

Dreyfus Investment Portfolios

Technology Growth Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------
Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------
Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------


INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks capital appreciation. To pursue this goal, the portfolio invests primarily in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the portfolio's assets may be invested in foreign securities. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

In choosing stocks, the portfolio looks for sectors in technology that are expected to outperform on a relative scale. The more attractive sectors are overweighted; those sectors with less appealing prospects are underweighted. Among the sectors evaluated are those that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, healthcare, biotechnology, computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, defense and aerospace, and environmental sectors.

Although the portfolio looks for companies with the potential for strong earnings growth rates, some of the portfolio's investments may currently be experiencing losses. Moreover, the portfolio may invest in small-, mid- and large-cap securities in all available trading markets, including initial public offerings and the aftermarket.

Concepts to understand

SMALL AND MIDSIZE COMPANIES: new and often entrepreneurial companies. These companies tend to grow faster than large-cap companies and typically use any profits for expansion rather than for paying dividends. They are also more volatile than larger companies and fail more often.


GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. In fact, the technology sector has been among the most volatile sectors of the stock market. The value of a shareholder's investment in the portfolio will go up and down, sometimes dramatically, which means that shareholders could lose money.


Technology companies, especially small-cap technology companies, involve greater risk because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The prices of securities purchased in initial public offerings or shortly thereafter may be very volatile. Some of the portfolio's investments in technology companies will rise and fall based on investor perception rather than economics. Other portfolio investments are made in anticipation of future products and services which, if delayed or cancelled, could cause the stock price to drop dramatically.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't


The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.


An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest in derivative securities, such as options and futures, and in foreign currencies. The portfolio may also sell short, which involves selling a security it does not own in anticipation of a decline in the market price of the security. These practices, when employed, are used primarily to hedge its portfolio but also may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

The Portfolio

PAST PERFORMANCE


Since the portfolio has less than one calendar year of performance, annual total return information for the portfolio is not included in this section of the prospectus.


EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------
Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          0.25%
--------------------------------------------------------------------------------
TOTAL                                                                   1.00%
--------------------------------------------------------------------------------

Expense example
1 Year                3 Years
--------------------------------------------------------------------------------
$102                  $318

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. The portfolio has agreed to pay Dreyfus an annual management fee of 0.75% of the portfolio's average daily net assets. For the fiscal period August 31, 1999 (commencement of operations) through December 31, 1999, Dreyfus waived or reimbursed a portion of its management fee so that the net fee paid by the portfolio was 0.49%. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The portfolio's primary portfolio manager is Mark Herskovitz. Mr. Herskovitz has been the primary portfolio manager of the portfolio since its inception and has been employed by Dreyfus since 1996. From 1992 to 1996, he served as a senior technology analyst at National City Bank.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Portfolio

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal period indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during the period, assuming the investor had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment return that is shown.

                                                                                  PERIOD ENDED
                                                                                  DECEMBER 31,
                                                                                     1999(1)
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value, beginning of period                                                   12.50

Investment operations:  Investment (loss)                                               (.02)(2)
                        Net realized and unrealized gain (loss) on investments         6.97

 Total from investment operations                                                       6.95

 Net asset value, end of period                                                        19.45

 Total return (%)                                                                    55.60(3)
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                            .36(3)

Ratio of net investment (loss) income to average net assets (%)                      (.14)(3)

Decrease reflected in above expense ratio
due to actions by Dreyfus (%)                                                          .09(3)

Portfolio turnover rate (%)                                                          20.01(3)
---------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                65,707

(1) FROM AUGUST 31, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3) NOT ANNUALIZED.


Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Technology Growth Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

For More Information

Dreyfus Investment Portfolios Technology Growth Portfolio
---------------------------------------------------------

SEC file number: 811-08673

More information on the portfolio is available free upon request, including the following:


Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.


Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
175P0500

Dreyfus Investment Portfolios

European Equity Portfolio

Investing in European companies for long-term capital growth


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The Portfolio

Dreyfus Investment Portfolios

European Equity Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------
Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------
Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT. SEE BACK COVER.


Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment advisers, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks long-term capital growth. To pursue this goal, the portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

In choosing stocks, the portfolio manager identifies and forecasts: key trends in economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as the impact of new technologies and the globalization of industries and brands; relative values of equity securities, bonds and cash; and long-term trends in currency movements.


Within markets and sectors determined to be relatively attractive, the portfolio manager seeks what are believed to be attractively priced companies that possess a sustainable competitive advantage in their market or sector. The portfolio manager generally sells securities when themes or strategies change or when the portfolio manager determines that the company's prospects have changed or that its stock is fully valued by the market.


Concepts to understand

EUROPEAN COMPANY: a company organized under the laws of a European country or for which the principal securities trading market is in Europe; or a company, wherever organized, with a majority of its assets or business in Europe.

PREFERRED STOCK: stock that pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.

CONVERTIBLE SECURITIES: corporate securities, usually preferred stock or bonds, that are exchangeable for a set amount of another form of security, usually common stock, at a prestated price.

MAIN RISKS

While stocks have historically been a choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

The portfolio's performance will be influenced by political, social and economic factors affecting companies in European countries and throughout the world. These risks include changes in currency exchange rates, a lack of comprehensive company information, political instability, less liquidity and differing auditing and legal standards.

The portfolio expects to invest primarily in the stocks of companies located in developed European countries. However, the portfolio may invest in the stocks of companies located in certain European countries which are considered to be emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't


The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.


An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest in derivative securities, such as options and futures, and in foreign currencies. The portfolio may also sell short, which involves selling a security it does not own in anticipation of a decline in the market price of the security. These practices, when employed, are used primarily to hedge its portfolio but also may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

The Portfolio

PAST PERFORMANCE

Since the portfolio has less than one calendar year of performance, annual total return information for the portfolio is not included in this section of the prospectus.

EXPENSES


Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------
Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                         1.00%

Other expenses                                                          4.03%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                               5.03%

Fee waiver and/or expense reimbursement                                (3.53%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                                 1.50%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2000, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) DO NOT EXCEED 1.50%.
--------------------------------------------------------------------------------
Expense example

1 Year           3 Years                    5 Years                    10 Years
-------------------------------------------------------------------------------
$153             $1,194                     $2,234                      $4,832

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year number is based on net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. The portfolio has agreed to pay Dreyfus an annual management fee of 1.00% of the portfolio's average daily net assets. For the fiscal period April 30, 1999 (commencement of operations) through December 31, 1999, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its affiliate, Newton Capital Management Limited, to serve as the portfolio's sub-investment adviser. Newton, located at 71 Queen Victoria Street, London, EC4V 4DR, England, was formed in 1977 and, as of December 31, 1999, together with its parent and its parent's subsidiaries, managed approximately $29 billion in discretionary separate accounts and other investment accounts.

The portfolio's primary portfolio manager is Joanna Bowen. Ms. Bowen has been a primary portfolio manager for the portfolio since its inception. She joined Newton in 1993 as a European fund manager, was appointed an associate director of Newton in 1997, and was appointed a director of Newton in 1999.

The portfolio, Dreyfus, Newton and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Portfolio

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal period indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during the period, assuming the investor had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment return that is shown.

                                                                                          PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                                             1999(1)
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                           12.50

Investment operations:  Investment income -- net                                                 .04(2)
                         Net realized and unrealized gain (loss) on investments                  3.61

 Total from investment operations                                                                3.65

 Distributions:          Dividends from investment income -- net                                (.03)
                         Dividends from net realized gain on investments                        (.16)

 Total distributions                                                                            (.19)

 Net asset value, end of period                                                                 15.96

 Total return (%)                                                                             29.20(3)
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                    1.01(3)

Ratio of net investment income to average net assets (%)                                        .32(3)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                        2.38(3)

Portfolio turnover rate (%)                                                                   99.89(3)
------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                         6,592

(1) FROM APRIL 30, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3) NOT ANNUALIZED.


Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: European Equity Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information

For More Information

Dreyfus Investment Portfolios European Equity Portfolio
-------------------------------------------------------

SEC file number: 811-08673

More information on the portfolio is available free upon request, including the following:


Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.


Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
181P0500

Dreyfus Investment Portfolios

Emerging Markets Portfolio

Investing in emerging markets for long-term capital growth


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The Portfolio

Dreyfus Investment Portfolios

Emerging Markets Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------
Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      5

Account Information
--------------------------------------------------------------------------------
Account Policies                                                          6

Distributions and Taxes                                                   6

For More Information
--------------------------------------------------------------------------------


INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT. SEE BACK COVER.


Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests primarily in the stocks of companies organized, or with a majority of its assets or business, in emerging market countries. Normally, the portfolio will not invest more than 25% of its total assets in the securities of companies in any one emerging market country. The portfolio may invest up to 35% of its net assets in the high yield debt securities of such companies as Dreyfus deems appropriate in light of market conditions.

In choosing stocks, the portfolio emphasizes growth-oriented stocks and employs a top-down country allocation approach which involves identifying and forecasting: key trends in global economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as the impact of new technologies and the globalization of industries and brands; relative values of equity securities, bonds and cash; and long-term trends in currency movements.

Within countries and sectors determined to be relatively attractive, the portfolio seeks what the portfolio manager believes to be attractively priced companies that possess a sustainable competitive advantage in their country or sector. The portfolio typically will sell a security when themes or strategies change, or when the portfolio manager determines that the company's prospects have changed or that its stock is fully valued by the market.

Concepts to understand


EMERGING MARKET COUNTRIES: consist of all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets (Free) Index, which currently includes Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, Sri Lanka, South Africa, Taiwan, Thailand, Turkey and Venezuela, or any other country Dreyfus believes has an emerging economy or market.


GROWTH COMPANIES: companies of any capitalization whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.

MAIN RISKS

The stock markets of emerging market countries can be extremely volatile. The value of a shareholder's investment in the portfolio will go up and down, sometimes dramatically, which means that shareholders could lose money rapidly.

The portfolio's performance will be influenced by political, social and economic factors affecting investments in companies in emerging market countries. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price. Special risks include exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, a lack of comprehensive company information, political instability, and differing auditing and legal standards. Such risks could result in more volatility for the portfolio.

Because the stock prices of growth companies are based in part on future expectations, these stocks may fall sharply if investors believe the prospects for a stock, industry or the economy in general are weak. In addition, growth stocks typically lack the dividend yield that could cushion stock prices in market downturns.

The fund may invest in companies of any size. Investments in smaller companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.

High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds. They tend to be more volatile in price and less liquid and are considered speculative.

The portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the portfolio may be more sensitive to changes in the market value of a single company or industry.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest in derivative securities, such as options and futures, and in foreign currencies. The portfolio may also sell short, which involves selling a security it does not own in anticipation of a decline in the market price of the security. These practices, when employed, are used primarily to hedge its portfolio but also to increase returns; however, such practices sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

The Portfolio

PAST PERFORMANCE


Since the portfolio has less than one calendar year of performance, annual total return information for the portfolio is not included in this section of the prospectus.


EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------
Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                         1.25%

Other expenses                                                          0.25%
--------------------------------------------------------------------------------
TOTAL                                                                   1.50%
--------------------------------------------------------------------------------

Expense example

1 Year                3 Years
--------------------------------------------------------------------------------
$153                  $474

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. The portfolio has agreed to pay Dreyfus an annual management fee of 1.25% of the portfolio's average daily net assets. For the fiscal period December 15, 1999 (commencement of operations) through December 31, 1999, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The portfolio's primary portfolio manager is Daniel Beneat. Mr. Beneat has been the primary portfolio manager of the portfolio since its inception and has been employed by Dreyfus since May 1996. For the three previous years, he was a vice president and portfolio manager at UBS Asset Management (NY), Inc.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio

Performance Information for Related Public Fund


Although the portfolio is newly organized and does not yet have its own full year of performance, the portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Dreyfus, the Dreyfus Premier Emerging Markets Fund -- Class A shares (the "Public Fund"). The portfolio has the same primary portfolio manager as the Public Fund. The table at right shows average annual total return information for the Public Fund and for the Morgan Stanley Capital International (MSCI) Emerging Markets (Free) Index, the benchmark index of the portfolio and the Public Fund.


Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund reflect the deduction of the historical fees and expenses paid by the Public Fund, and not those to be paid by the portfolio. The Public Fund's total annual operating expenses, after fee waiver and expense reimbursement, for the year ended September 30, 1999 were 2.25% of its average daily net assets. The performance figures for the Public Fund also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio and the Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

The one-year performance of the Public Fund and the index was due in large part to an economic recovery in emerging markets and a recovery of liquidity in the asset class. Such returns should not be expected over the long term.


Historical performance information for Class A shares of the Public Fund and for the MSCI Emerging Markets (Free) Index for various periods ended December 31, 1999, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------
Average annual total return AS OF 12/31/99

                                                                Since inception
                                              1 Year            (3/31/98)
--------------------------------------------------------------------------------
DREYFUS PREMIER EMERGING MARKETS FUND

   CLASS A (NAV)                              104.56%             16.30%

   CLASS A (WITH SALES LOAD)                   92.83%             12.45%

MSCI EMERGING MARKETS
(FREE) INDEX*                                  66.41%              9.39%

* THE MSCI EMERGING MARKETS (FREE) INDEX IS A MARKET-CAPITALIZATION-WEIGHTED INDEX COMPOSED OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 25 EMERGING MARKET COUNTRIES IN EUROPE, LATIN AMERICA AND THE PACIFIC BASIN AND INCLUDES GROSS DIVIDENDS REINVESTED. THE INDEX EXCLUDES CLOSED MARKETS AND THOSE SHARES IN OTHERWISE FREE MARKETS WHICH ARE NOT PURCHASABLE BY FOREIGNERS.

FINANCIAL HIGHLIGHTS


The following table describes the portfolio's performance for the fiscal period indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during the period, assuming the investor had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment return that is shown.

                                                                                    PERIOD ENDED
                                                                                    DECEMBER 31,
                                                                                      1999(1)
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value, beginning of period                                                     12.50

Investment operations:  Investment income -- net                                           .02
                         Net realized and unrealized gain (loss) on investments           1.11

 Total from investment operations                                                         1.13

 Net asset value, end of period                                                          13.63

 Total return (%)                                                                       9.04(2)
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                              .09(2)

Ratio of net investment income to average net assets (%)                                 .18(2)

Decrease reflected in above expense ratio
due to actions by Dreyfus (%)                                                           1.51(2)

Portfolio turnover rate (%)                                                              .43(2)
-----------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                    2,181

(1) FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2) NOT ANNUALIZED.


The Portfolio

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Emerging Markets Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) and account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

NOTES

NOTES

NOTES

For More Information

Dreyfus Investment Portfolios Emerging Markets Portfolio
--------------------------------------------------------

SEC file number: 811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report


Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.


Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
191P0500

Dreyfus Investment Portfolios

Emerging Leaders Portfolio

Investing in small companies for capital growth


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

Dreyfus Investment Portfolios

Emerging Leaders Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------
Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      5

Account Information
--------------------------------------------------------------------------------
Account Policies                                                          6

Distributions and Taxes                                                   6

For More Information
--------------------------------------------------------------------------------


INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT. SEE BACK COVER.


Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks capital growth. To pursue this goal, the portfolio invests in companies Dreyfus believes to be emerging leaders: small companies characterized by new or innovative products, services or processes having the potential to enhance earnings growth. The portfolio invests at least 65% of its total assets in companies with total market values of less than $1.5 billion at the time of purchase. The portfolio's investments may include common stocks, preferred stocks and convertible securities.

In choosing stocks, the portfolio uses a blended approach, investing in a combination of growth and value stocks. Using fundamental research and direct management contact, the portfolio managers seek stocks with dominant positions in major product lines, sustained achievement records and strong financial condition. They also seek special situations, such as corporate restructurings or management changes, that could increase the stock price.

The portfolio managers use a sector management approach, supervising a team of sector managers who assist in making buy and sell decisions within their respective areas of expertise. The portfolio's sector weightings typically approximate those of the Russell 2000 Index.

The portfolio typically sells a stock when the reasons for buying it no longer apply, when the company begins to show deteriorating fundamentals or poor relative performance, or when a stock is fully valued by the market.

Concepts to understand

SMALL COMPANIES: new, often entrepreneurial companies. Small companies tend to grow faster than large-cap companies, but frequently are more volatile, are more vulnerable to major setbacks, and have a higher failure rate than larger companies.

GROWTH COMPANIES: companies of any capitalization whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, sometimes dramatically, which means that shareholders could lose money.

Small companies carry additional risks because their operating histories tend to be more limited, their earnings less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio's investments will rise and fall based on investor perceptions rather than economics. In addition, some of the portfolio's investments will be made in anticipation of future products and services that, if delayed, could cause the stock price to drop.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. Further, while the portfolio's investments in value stocks may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier small-company stock funds as a trade-off for this potentially lower risk.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest in derivative securities, such as options and futures, and in foreign currencies. The portfolio may also sell short, which involves selling a security it does not own in anticipation of a decline in the market price of the security. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

The Portfolio

PAST PERFORMANCE


Since the portfolio has less than one calendar year of performance, annual total return information for the portfolio is not included in this section of the prospectus.


EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.90%

Other expenses                                                          0.25%
--------------------------------------------------------------------------------
TOTAL                                                                   1.15%
--------------------------------------------------------------------------------
Expense example

1 Year                3 Years
--------------------------------------------------------------------------------
$117                  $365

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. The portfolio has agreed to pay Dreyfus an annual management fee of 0.90% of the portfolio's average daily net assets. For the fiscal period December 15, 1999 (commencement of operations) through December 31, 1999, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The portfolio's primary portfolio managers are Paul Kandel and Hilary Woods. Mr. Kandel and Ms. Woods have been the portfolio's primary portfolio managers since its inception. Mr. Kandel joined Dreyfus in 1994 as senior sector manager for the technology and telecommunications industries. Ms. Woods joined Dreyfus in 1987 as senior sector manager for the capital goods industry.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio

Performance Information for Related Funds


Although the portfolio is newly organized and does not yet have its own full year of performance, the portfolio has substantially the same investment objective and follows substantially the same investment policies and strategies as two corresponding series of separate open-end investment companies advised by Dreyfus, the Dreyfus Emerging Leaders Fund (the "Public Fund"), which is offered to the public, and Dreyfus Small Cap Portfolio (the "Insurance Fund"), which, like the portfolio, serves as a funding vehicle for variable insurance products. The portfolio currently has the same primary portfolio managers as the Public Fund and the Insurance Fund. The table at the right shows average annual total return information for the Public Fund, the Insurance Fund and the Russell 2000 Index, the benchmark index of the portfolio, the Public Fund and the Insurance Fund.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund and the Insurance Fund reflect the deduction of the historical fees and expenses paid by such funds, and not those to be paid by the portfolio. The total annual operating expenses, after fee waiver and expense reimbursement, if any, for the fiscal year ended August 31, 1999 for the Public Fund were 1.38% and for the fiscal year ended December 31, 1999 for the Insurance Fund were 0.78% of the respective fund's average daily net assets. The performance figures also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio, the Public Fund and the Insurance Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

Historical performance information for the Public Fund, the Insurance Fund and the Russell 2000 Index for various periods ended December 31, 1999, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------
Average annual total return AS OF 12/31/99

                                                                  Since
                               1 Year           5 Years         inception(1)
--------------------------------------------------------------------------------
DREYFUS EMERGING
LEADERS FUND                    38.26%            --               33.61%

DREYFUS SMALL CAP
PORTFOLIO                       23.15%          15.93%             35.65%

RUSSELL 2000 INDEX(2)           21.26%          16.69%             13.63%(3)
                                                                   16.57%(4)

(1) THE INCEPTION DATES OF THE PUBLIC FUND AND INSURANCE FUND WERE 9/29/95 AND 8/31/90, RESPECTIVELY.(

(2) THE RUSSELL 2000 INDEX IS A WIDELY RECOGNIZED, UNMANAGED SMALL-CAP INDEX COMPRISED OF THE COMMON STOCKS OF THE 2,000 U.S. PUBLIC COMPANIES NEXT IN SIZE AFTER THE LARGEST 1,000 PUBLICLY TRADED U.S. COMPANIES. ALL PERFORMANCE FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS.

(3) FOR COMPARATIVE PURPOSES FOR THE PUBLIC FUND, THE VALUE OF THE INDEX ON 9/30/95 IS USED AS THE BEGINNING VALUE ON 9/29/95.

(4) FOR COMPARATIVE PURPOSES FOR THE INSURANCE FUND, THE VALUE OF THE INDEX ON 8/31/90 IS USED AS THE BEGINNING VALUE.

FINANCIAL HIGHLIGHTS


The following table describes the portfolio's performance for the fiscal period indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during the period, assuming the investor had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment return that is shown.

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                                                        1999(1)
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                       12.50

Investment operations:  Investment income -- net                                             .01
                         Net realized and unrealized gain (loss) on investments              .93

 Total from investment operations                                                            .94

 Net asset value, end of period                                                            13.44

 Total return (%)                                                                         7.52(2)
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                .07(2)

Ratio of net investment income to average net assets (%)                                    .04(2)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                    1.25(2)

Portfolio turnover rate (%)                                                                1.79(2)
-------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                       2,150

(1) FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2) NOT ANNUALIZED.


The Portfolio

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Emerging Leaders Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) and account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

NOTES

NOTES

NOTES

For More Information

Dreyfus Investment Portfolios Emerging Leaders Portfolio
--------------------------------------------------------

SEC file number: 811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report


Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio managers discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.


Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
192P0500

-------------------------------------------------------------------------------

                          DREYFUS INVESTMENT PORTFOLIOS

                               CORE BOND PORTFOLIO
                              CORE VALUE PORTFOLIO
                           EMERGING LEADERS PORTFOLIO
                           EMERGING MARKETS PORTFOLIO
                            EUROPEAN EQUITY PORTFOLIO
                                 JAPAN PORTFOLIO
                             MIDCAP STOCK PORTFOLIO
                           TECHNOLOGY GROWTH PORTFOLIO
                          FOUNDERS DISCOVERY PORTFOLIO
                            FOUNDERS GROWTH PORTFOLIO
                     FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
                           FOUNDERS PASSPORT PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2000
-------------------------------------------------------------------------------

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the relevant current Prospectus of the Core Bond, Core Value, Emerging Leaders, Emerging Markets, European Equity, Japan, MidCap Stock, Technology Growth, Founders Growth, Founders International Equity, Founders Passport and Founders Discovery Portfolios, each dated May 1, 2000 (collectively, the "Portfolios"), each a separate series of Dreyfus Investment Portfolios (the "Fund"), as each Prospectus may be revised from time to time. To obtain a copy of the relevant Portfolio's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call 1-800-554-4611 or (516) 338-3300.

          Shares of the Portfolios are offered only to variable annuity and variable life insurance separate accounts established by insurance companies ("Participating Insurance Companies") to fund variable annuity contracts and variable life insurance policies (collectively, "Policies"). Individuals may not purchase shares of any Portfolio directly from the Fund.

          The most recent Annual Report and Semi-Annual Report to Shareholders for each Portfolio are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS
                                                                          PAGE


Description of the Fund and Portfolios.....................................B-3
Management of the Fund.....................................................B-33
Management Arrangements....................................................B-38
How to Buy Shares..........................................................B-45
How to Redeem Shares.......................................................B-45
Determination of Net Asset Value...........................................B-46
Dividends, Distributions and Taxes.........................................B-48
Portfolio Transactions.....................................................B-50
Performance Information....................................................B-52
Information About the Fund and Portfolios..................................B-55
Counsel and Independent Auditors...........................................B-56
Year 2000 Issues...........................................................B-56
Appendix...................................................................B-57

                     DESCRIPTION OF THE FUND AND PORTFOLIOS

          The Fund is a Massachusetts business trust that commenced operations on May 1, 1998. Each Portfolio is a separate series of the Fund, an open-end management investment company, known as a mutual fund. Each Portfolio, except the Emerging Markets Portfolio, is a diversified fund, which means that, with respect to 75% of the Portfolio's total assets, the Portfolio will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer. The Emerging Markets Portfolio is a non-diversified fund, which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

          The Dreyfus Corporation (the "Manager") serves as each Portfolio's investment adviser. The Manager has engaged Founders Asset Management LLC ("Founders") to serve as sub-investment adviser to each of the Founders Discovery, Founders Growth, Founders International Equity and Founders Passport Portfolios (collectively, the "Founders Portfolios") and to provide day-to-day management of the Founders Portfolios' investments, subject to the supervision of the Manager. The Manager has engaged Newton Capital Management Limited ("Newton") to serve as sub-investment adviser to each of the European Equity and Japan Portfolios and to provide day-to-day management of the European Equity and Japan Portfolios' investments, subject to the supervision of the Manager.

          Dreyfus Service Corporation (the "Distributor") is the distributor of the Portfolios' shares.

CERTAIN PORTFOLIO SECURITIES

          The following information supplements and should be read in conjunction with the relevant Portfolio's Prospectus.

          DEPOSITARY RECEIPTS. (All Portfolios, except the Core Bond and Emerging Leaders Portfolios) Each of these Portfolios may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

          These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

          FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (Core Bond Portfolio, Founders Portfolios, Emerging Markets Portfolio, European Equity Portfolio and Japan Portfolio only) Each of these Portfolios may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by Founders (in the case of the Founders Portfolios), the Manager (in the case of the Core Bond and Emerging Markets Portfolios) or Newton (in the case of the European Equity and Japan Portfolios) to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

          MORTGAGE-RELATED SECURITIES. (Core Bond Portfolio only) Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. See "Investment Considerations and Risks" below.

RESIDENTIAL MORTGAGE-RELATED SECURITIES--The Core Bond Portfolio may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities. Similar to commercial mortgage-related securities, residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

          Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also know as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COMMERCIAL MORTGAGE-RELATED SECURITIES--Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are constructed to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

SUBORDINATED SECURITIES--The Core Bond Portfolio may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND MULTI-CLASS
PASS-THROUGH-SECURITIES--A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.

          Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Portfolio also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such a LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

          Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Portfolio's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

STRIPPED MORTGAGE-BACKED SECURITIES--The Core Bond Portfolio also may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

REAL ESTATE INVESTMENT TRUSTS--A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

          REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

ADJUSTABLE-RATE MORTGAGE LOANS ("ARMS")--ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

PRIVATE ENTITY SECURITIES--These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other nongovernmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Portfolio or the price of the Portfolio's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

OTHER MORTGAGE-RELATED SECURITIES--Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

          ASSET-BACKED SECURITIES. (Core Bond Portfolio only) Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Portfolio may invest in these and other types of asset-backed securities that may be developed in the future.

          Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Portfolio with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

          VARIABLE AND FLOATING RATE SECURITIES. (Core Bond Portfolio only) Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

          The Portfolio may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, although the Portfolio will participate in any declines in interest rates as well.

          The Portfolio also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

          INVESTMENT COMPANIES. (All Portfolios) Each Portfolio may invest in securities issued by investment companies. The Emerging Markets Portfolio may invest in securities issued by closed-end investment companies which principally invest in securities in which it invests. Under the 1940 Act, a Portfolio's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

          CONVERTIBLE SECURITIES. (All Portfolios) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

          Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

          Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

          WARRANTS. (All Portfolios) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. Each Portfolio may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Portfolio that are sold in units with, or attached to, other securities.

          PARTICIPATION INTERESTS. (Core Bond Portfolio only) The Core Bond Portfolio may invest in short-term corporate obligations denominated in U.S. and foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders"), consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Portfolio and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants."

          The Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Portfolio and the Borrower. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest. The Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower but also for the receipt and processing of payments due to the Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Portfolio would enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Portfolio may also be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

          MUNICIPAL OBLIGATIONS. (Core Bond Portfolio) Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately. The Core Bond Portfolio also may acquire call options on specific municipal obligations. The Portfolio generally would purchase these call options to protect the Portfolio from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

          While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Portfolio investments. Dividends received by shareholders on Portfolio shares which are attributable to interest income received by the Portfolio from municipal obligations generally will be subject to Federal income tax. The Portfolio may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Fund investments. The Portfolio currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

          ZERO COUPON SECURITIES. (Core Bond Portfolio only) The Core Bond Portfolio may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

          Zero coupon securities issued by private entities include bonds, notes, and debentures that do not pay current interest and are issued at substantial discounts from par value or, in some cases, that pay no current interest until a stated date one or more years in the future, after which the issuer is obligated to pay interest until maturity (in which case the interest rate is usually higher than if interest were payable from the issuance date). Zero coupon securities, including those issued by private entities, are subject to the risk of the issuer's failure to pay interest and repay the principal value of the security, which risk is enhanced in the case of below investment grade rated (or of comparable quality, if unrated) zero coupon securities. Private entities also may issue zero coupon securities which constitute a proportionate interest of the issuer's pool of underlying U.S. Treasury securities. Zero coupon securities issued directly by the U.S. Treasury include notes and bonds which have been stripped of their interest coupons and receipts. While U.S. Treasury-related zero coupon securities are not subject to the same credit risk as a security issued directly by a private entity, they are subject to interest rate risk to the same extent.

          The Portfolio is required to accrue taxable income on zero coupon securities and is required to distribute it to shareholders. Such distributions may require the Portfolio to sell other securities and incur a gain or loss at a time it may otherwise not want to in order to obtain the cash needed for these distributions.

          ILLIQUID SECURITIES. (All Portfolios) Each Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

          MONEY MARKET INSTRUMENTS. (All Portfolios) When the Manager (or Founders with respect to the Founders Portfolios or Newton with respect to the European Equity and Japan Portfolios) determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including the securities described below ("Money Market Instruments"). Each Portfolio also may purchase Money Market Instruments when it has cash reserves or in anticipation of taking a market position.

U.S. GOVERNMENT SECURITIES--Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations from the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support for such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not obligated by law. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the Portfolio's share price is guaranteed.

REPURCHASE AGREEMENTS--Each Portfolio may enter into repurchase agreements. In a repurchase agreement, the Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Portfolio's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Portfolio that enters into them. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Portfolio will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Portfolio may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities.

BANK OBLIGATIONS--Each Portfolio may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers.

          CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

          TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

          Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of a bank and the drawer to pay the face amount of the instruments upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS--Each Portfolio may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfolio will consist only of direct obligations which, at the time of their purchase, are rated at least Prime-1 by Moody's Investors Service, Inc. ("Moody's"), A-1 by Standard & Poor's Ratings Group ("S&P"), F-1 by Fitch IBCA, Inc. ("Fitch") or Duff-1 by Duff & Phelps Credit Rating Co. ("Duff" and, together with Moody's, S&P and Fitch, the "Rating Agencies"), or issued by companies having an outstanding unsecured debt issue currently rated at least A by Moody's S&P, Fitch or Duff, or, if unrated, determined by the Manager (or Founders with respect to the Founders Portfolios or Newton with respect to the European Equity and Japan Portfolios) to be of comparable quality to those rated obligations which may be purchased by the Portfolio.

          These instruments also include variable amount master demand notes, which are obligations that permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and the Portfolio may invest in them only if at the time of an investment the borrower meets the criteria set forth above for other commercial paper issuers.

INVESTMENT TECHNIQUES

          The following information supplements and should be read in conjunction with the relevant Portfolio's Prospectus.

          DURATION. (Core Bond Portfolio only) As a measure of a fixed-income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Core Bond Portfolio, the Manager will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.

          PORTFOLIO MATURITY. (Core Bond Portfolio only) The Core Bond Portfolio typically will maintain an average effective maturity ranging between five and ten years. However, to the extent the maturity of the Portfolio's benchmark index is outside this range at a particular time (generally, this may occur during other than usual market conditions), the Portfolio's average effective maturity also may fall outside such range. For purposes of calculating average effective portfolio maturity, a security that is subject to redemption at the option of the issuer on a particular date (the "call date") which is prior to the security's stated maturity may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Manager reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The Manager may base its conclusion on such factors as the interest-rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.

          FOREIGN CURRENCY TRANSACTIONS. (All Portfolios, except the MidCap Stock Portfolio) Each of these Portfolios may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

          Foreign currency transactions may involve, for example, the Portfolio's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio contracted to receive. The Portfolio's success in these transactions will depend principally on the ability of the Manager (or Founders with respect to the Founders Portfolios or Newton with respect to the European Equity and Japan Portfolios) to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

          Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

          BORROWING MONEY. (All Portfolios) Each Portfolio is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Founders Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes. While such borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments. Money borrowed will be subject to interest costs. The Core Bond, Core Value, Emerging Leaders, Emerging Markets, European Equity, Japan, MidCap Stock and Technology Growth Portfolios may borrow money for investment purposes as described below under "Leverage."

          LEVERAGE. (Core Bond, Core Value, Emerging Leaders, Emerging Markets, European Equity, Japan, MidCap Stock and Technology Growth Portfolios only) Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Portfolio's investments. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires the Portfolio to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

          REVERSE REPURCHASE AGREEMENTS. (All Portfolios, except the Founders Portfolios) Each of these Portfolios may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Portfolio of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Portfolio retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security at principal plus accrued interest. To the extent a Portfolio enters into a reverse repurchase agreement, the Portfolio will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by a Portfolio. Except for these transactions, borrowings by the Portfolios generally will be unsecured. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Portfolio's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

          LENDING PORTFOLIO SECURITIES. (All Portfolios, except Emerging Leaders Portfolio) Each of these Portfolios may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Portfolio an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Portfolio's total assets, and the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Portfolio at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio. In connection with its securities lending transactions, a Portfolio may return to the borrower or a third party which is unaffiliated with the Portfolio, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

          SHORT-SELLING. (Core Bond, Emerging Leaders, Emerging Markets, European Equity, Japan and Technology Growth Portfolios only) In these transactions, a Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio, which would result in a loss or gain, respectively.

          Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net assets.

          The Portfolio also may make short sales "against the box," in which the Portfolio enters into a short sale of a security it owns. At no time will more than 15% of the value of the Portfolio's net assets be in deposits on short sales against the box.

          Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) segregate permissible liquid assets in an amount that, together with the amount deposited with the broker as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

          DERIVATIVES. (All Portfolios) Each Portfolio may invest in, or enter into, derivatives, such as options and futures, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

          Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio's performance.

          If a Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

          Although neither the Fund nor any Portfolio will be a commodity pool, certain derivatives subject the Portfolios to the rules of the Commodity Futures Trading Commission which limit the extent to which a Portfolio can invest in such derivatives. A Portfolio may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, no Portfolio may invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

          Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager (or Founders with respect to the Founders Portfolios or Newton with respect to the European Equity and Japan Portfolios) will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS--IN GENERAL. Each Portfolio may enter into futures contracts in U.S. domestic markets, or, except for the MidCap Stock Portfolio, on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

          Engaging in these transactions involves risk of loss to a Portfolio which could adversely affect the value of the Portfolio's net assets. Although each Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

          Successful use of futures by a Portfolio also is subject to the ability of the Manager (or Founders with respect to the Founders Portfolios or Newton with respect to the European Equity and Japan Portfolios) to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the position being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

          Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Portfolio may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting a Portfolio's ability otherwise to invest those assets.

SPECIFIC FUTURES TRANSACTIONS. Each Portfolio may purchase and sell stock index futures contracts. A stock index future obligates the Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

          Each Portfolio, except the MidCap Stock Portfolio, may purchase and sell currency futures. A foreign currency future obligates the Portfolio to purchase or sell an amount of a specific currency at a future date at a specific price.

          Each Portfolio, except the Emerging Markets Portfolio, may purchase and sell interest rate futures contracts. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.

          Successful use by the Portfolio of futures contracts will be subject to the ability of the Manager (or Founders with respect to the Founders Portfolios or Newton with respect to the European Equity and Japan Portfolios) to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, the Portfolio may incur losses.

OPTIONS--IN GENERAL. Each Portfolio may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. A Portfolio may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

          A covered call option written by a Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Portfolio is covered when, among other things, the Portfolio segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

          There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

SPECIFIC OPTIONS TRANSACTIONS. Each Portfolio, except the Core Bond Portfolio, may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

          Each Portfolio, except the MidCap Stock Portfolio, may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

          Each Portfolio, except the Core Bond Portfolio, may purchase cash-settled options on equity index swaps in pursuit of its investment objective. Equity index swaps involve the exchange by the Portfolio with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. The European Equity and Japan Portfolios also may purchase cash-settled options on interest rate swaps and interest rate swaps denominated in foreign currency. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

          Successful use by a Portfolio of options will be subject to the ability of the Manager (or Founders with respect to the Founders Portfolios or Newton with respect to the European Equity and Japan Portfolios) to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, a Portfolio may incur losses.

          FUTURE DEVELOPMENTS. (All Portfolios) A Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment on behalf of a Portfolio, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

          FORWARD COMMITMENTS. (All Portfolios) Each Portfolio may purchase or sell securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Portfolio enters into the commitment, but the purchaser does not make a payment until it receives delivery from the counter party. The Portfolio will commit to purchase such securities only with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. The Portfolio will segregate permissible liquid assets at least equal at all times to the amount of the Portfolio's purchase commitments.

          The Core Bond Portfolio intends to engage in forward commitments to increase its portfolio's financial exposure to changes in interest rates and will increase the volatility of its returns. If the Portfolio is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. At no time will the Portfolio have more than 33-1/3% of its assets committed to purchase securities on a forward commitment basis.

          Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose a Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when a Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

          FORWARD ROLL TRANSACTIONS. (Core Bond Portfolio only) To enhance current income, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, the Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. The securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories than those sold. During the period between the sale and purchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will be expected to generate income for the Portfolio exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the purchase price of those securities. The Portfolio will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

INVESTMENT CONSIDERATIONS AND RISKS

          EQUITY SECURITIES. (All Portfolios) Equity securities, including common stock, preferred stock, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Portfolio's investments will result in changes in the value of its shares and thus the Portfolio's total return to investors.

          FIXED-INCOME SECURITIES. (All Portfolios) The Core Value Portfolio may invest up to 5% of its total net assets in fixed-income securities, including those of companies that are close to entering, or already in, reorganization proceedings which are rated below investment grade by the Rating Agencies. The MidCap Stock Portfolio also may invest in corporate obligations rated at least Baa by Moody's or BBB by S&P, Fitch or Duff, or, if unrated, of comparable quality as determined by the Manager. Each Founders Portfolio may invest in debt securities of foreign issuers that management believes, based on market conditions, the financial condition of the issuer, general economic conditions and other relevant factors, offer opportunities for capital growth. The bonds, debentures and corporate obligations (other than convertible securities and preferred stock) in which each Founders Portfolio may invest must be rated not lower than Baa by Moody's or BBB by S&P, Fitch and Duff, or, if unrated, deemed to be of comparable quality by Founders. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by a Portfolio, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

          The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities that may be purchased by each Portfolio, such as those rated Baa or lower by Moody's and BBB or lower by S&P, Fitch and Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

          TECHNOLOGY SECTOR. (Technology Growth Portfolio only) The technology sector has been among the most volatile sectors of the stock market. You should recognize that returns are likely to be highly volatile and that, depending upon when you purchase and sell your Portfolio shares, you may make or lose money.

          The Portfolio may purchase securities of companies in initial public offerings or shortly thereafter. The prices of these companies' securities may be very volatile, rising and falling rapidly based, among other reasons, solely on investor perceptions rather than economic reasons. The Portfolio may purchase securities of companies which have no earnings or have experienced losses. The Portfolio generally will make these investments based on a belief that actual anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perception about the company change, the company's stock price may decline sharply and its securities may become less liquid. The Portfolio may purchase securities of smaller capitalization companies, the prices of which may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. The Portfolio is not limited in the amount it may invest in these securities or companies. The Portfolio, together with other investment companies advised by the Manager and its affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the Portfolio's ability to dispose of some or all of its position should it desire to do so.

          LOWER RATED SECURITIES. (Core Bond Portfolio, Core Value Portfolio, Emerging Markets Portfolio and Founders Portfolios only) Each of these Portfolios may invest a portion of its assets in higher yielding (and, therefore, higher risk) debt securities (convertible securities and preferred stocks with respect to the Founders Portfolios) such as those rated Ba by Moody's or BB by S&P, Fitch or Duff, or as low as those rated B by a Rating Agency in the case of the Founders Portfolios, or as low as the lowest rating assigned by a Rating Agency in the case of the Core Bond, Core Value and Emerging Markets Portfolios. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Portfolio to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.

          Bond prices are inversely related to interest rate changes; however, bond price volatility also is inversely related to coupon. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Portfolio's relative share price volatility. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Portfolio will rely on the judgment, analysis and experience of the Manager (or Founders with respect to the Founders Portfolios) in evaluating the creditworthiness of an issuer.

          Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities and will fluctuate over time. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

          Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Portfolio's ability to dispose of particular issues when necessary to meet such Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid security market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

          These securities may be particularly susceptible to economic downturns. It is likely that any economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

          Each of these Portfolios may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any persons concerning the acquisition of such securities, and the Manager (or Founders with respect to the Founders Portfolios) will review carefully the credit and other characteristics pertinent to such new issues.

          The ratings of the Ratings Agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager (or Founders with respect to the Founders Portfolios) also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal.

          FOREIGN SECURITIES. (All Portfolios) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers, including depositary receipts, foreign government obligations and securities of supranational entities, are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

          Because evidences of ownership of such securities usually are held outside the United States, the Portfolio will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Portfolio may trade on days when the Portfolio does not calculate its net asset value and thus affect the Portfolio's net asset value on days when investors have no access to the Portfolio.

          With respect to the securities purchased by the Emerging Markets Portfolio and certain securities that may be purchased by the Founders Portfolios and the Core Bond, European Equity and Japan Portfolios only, developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Portfolio have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

          Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

          MORTGAGE-RELATED SECURITIES. (Core Bond Portfolio only) Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a U.S. Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured. These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties and to prepayment risk. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by the Portfolio, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Portfolio. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Portfolio's mortgage-related securities to decrease broadly, the Portfolio's effective duration, and thus sensitivity to interest rate fluctuations, would increase. Commercial real property loans, however, often contain provisions that reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

          STATE INSURANCE REGULATION. (All Portfolios) The Fund is intended to be a funding vehicle for VA contracts and VLI policies to be offered by Participating Insurance Companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning concentration of investments, purchase and sale of future contracts and short sales of securities, among other techniques. If applied to a Portfolio, the Portfolio may be limited in its ability to engage in such techniques and to manage its portfolio with the flexibility provided herein. It is the Fund's intention that each Portfolio operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Portfolio is offered.

          SIMULTANEOUS INVESTMENTS. (All Portfolios) Investment decisions for each Portfolio are made independently from those of the other Portfolios and investment companies managed by the Manager (and, where applicable, Founders or Newton). If, however, such other Portfolios or investment companies desire to invest in, or dispose of, the same securities as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

INVESTMENT RESTRICTIONS

          Each Portfolio's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. In addition, each Portfolio has adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.


          CORE VALUE PORTFOLIO, MIDCAP STOCK PORTFOLIO, TECHNOLOGY GROWTH PORTFOLIO, FOUNDERS DISCOVERY PORTFOLIO, FOUNDERS GROWTH PORTFOLIO, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO AND FOUNDERS PASSPORT PORTFOLIO ONLY. Each of these Portfolios has adopted investment restrictions numbered 1 through 10 as fundamental policies which cannot be changed, as to a Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. Investment restrictions numbered 11 through 15 are not fundamental policies and may be changed, as to a Portfolio, by a vote of a majority of the Fund's Board members at any time. None of these Portfolios may:


          1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this Investment Restriction with respect to the Technology Growth Portfolio, the technology sector in general is not considered an industry.

          2. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations.

          3. Purchase the securities of any issuer if such purchase would cause the Portfolio to hold more than 10% of the voting securities of such issuer. This restriction applies only with respect to 75% of the Portfolio's total assets.

          4. Invest in commodities, except that a Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          5. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

          6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

          7. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, a Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

          8. Act as an underwriter of securities of other issuers, except to the extent a Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

          9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 4, 6, 12 and 13 may be deemed to give rise to a senior security.

          10. Purchase securities on margin, but a Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          11. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

          12. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          13. Purchase, sell or write puts, calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

          14. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

          15. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

                                      * * *

          CORE BOND PORTFOLIO, EMERGING LEADERS PORTFOLIO, EUROPEAN EQUITY PORTFOLIO AND JAPAN PORTFOLIO. Each of these Portfolios has adopted investment restrictions numbered 1 through 10 as fundamental policies which cannot be changed, as to a Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. Investment restrictions numbered 11 through 13 are not fundamental policies and may be changed, as to a Portfolio, by a vote of a majority of the Fund's Board members at any time. None of these Portfolios may:

          1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          2. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations.

          3. Purchase the securities of any issuer if such purchase would cause the Portfolio to hold more than 10% of the voting securities of such issuer. This restriction applies only with respect to 75% of the Portfolio's total assets.

          4. Invest in commodities, except that the Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          5. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

          6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

          7. Lend any securities or make any other loans if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

          8. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

          9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 4, 6 and 12 may be deemed to give rise to a senior security.

          10. Purchase securities on margin, but the Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          11. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

          12. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

                                      * * *

          EMERGING MARKETS PORTFOLIO ONLY. The Portfolio has adopted investment restrictions numbered 1 through 8 as fundamental policies which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Portfolio's outstanding voting shares. Investment restrictions numbered 9 through 11 are not fundamental policies and may be changed by a vote of a majority of the Fund's Board members at any time. The Emerging Markets Portfolio may not:

          1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          2. Invest in commodities, except that the Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

          4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

          5. Lend any securities or make any other loans if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

          6. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

          7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 2, 4 and 10 may be deemed to give rise to a senior security.

          8. Purchase securities on margin, but the Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          9. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

          10. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

                                      * * *

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

          In addition, each Portfolio has adopted the following policies as non-fundamental policies. Each Portfolio intends (i) to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) to comply in all material respects with insurance laws and regulations that the Fund has been advised are applicable to investments of separate accounts of Participating Insurance Companies. As non-fundamental policies, these policies may be changed by vote of a majority of the Board members at any time.


                             MANAGEMENT OF THE FUND

          The Fund's Board is responsible for the management and supervision of each Portfolio. The Board approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

         The Dreyfus Corporation...........................    Investment Adviser

         Founders Asset Management LLC.....................    Sub-Investment Adviser to the Founders Portfolios
         Newton Capital Management Limited.................    Sub-Investment Adviser to the European Equity and
                                                               Japan Portfolios
         Dreyfus Service Corporation.......................    Distributor
         Dreyfus Transfer, Inc.............................    Transfer Agent
         The Bank of New York..............................    Custodian for the Emerging Markets, European Equity,
                                                               Founders International Equity, Founders Passport and
                                                               Japan Portfolios
         Mellon Bank, N.A..................................    Custodian for the Core Bond, Core Value, Emerging
                                                               Leaders, Founders Discovery, Founders Growth, MidCap
                                                               Stock and Technology Growth Portfolios


          Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

BOARD MEMBERS OF THE FUND


JOSEPH S. DiMARTINO, CHAIRMAN OF THE BOARD. Since January 1995, Chairman of the
     Board of various funds in the Dreyfus Family of Funds. He also is a director of The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outsourcing functions for small and medium sized companies and QuikCAT.com, Inc., a private company engaged in the development of high speed movement, routing, storage and encryption of data across cable, wireless and all other modes of data transport. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and the Fund's distributor. From August 1994 until December 31, 1994, he was a director of Mellon Financial Corporation. He is 56 years old and his address is 200 Park Avenue, New York, New York 10166.


CLIFFORD L. ALEXANDER, JR., BOARD MEMBER. President of Alexander & Associates,
     Inc., a management consulting firm. From 1977 to 1981, Mr. Alexander served as Secretary of the Army and Chairman of the Board of the Panama Canal Company, and from 1975 to 1977, he was a member of the Washington, D.C. law firm of Verner, Liipfert, Bernhard, McPherson and Alexander. He is a director of American Home Products Corporation, IMS Health, a service provider of marketing information and information technology, The Dun & Bradstreet Corporation, MCI WorldCom and Mutual of America Life Insurance Company. He is 66 years old and his address is 400 C Street, N.E., Washington, D.C. 20002.


LUCY WILSON BENSON, BOARD MEMBER. President of Benson and Associates, consultants to business and government. Mrs. Benson is a director of COMSAT Corporation and The International Executive Service. She is also a Trustee of the Alfred P. Sloan Foundation, Vice Chairman of the Board of Trustees of Lafayette College, Vice Chairman of the Citizens Network for Foreign Affairs and of The Atlantic Council of the U.S. and a member of the Council on Foreign Relations. From 1980 to 1994, Mrs. Benson was a director of The Grumman Corporation, from 1990 to 1998, she was a director of the General RE Corporation, and from 1987 to 1999, she was a director of Logistics Management Institute. Mrs. Benson served as a consultant to the U.S. Department of State and to SRI International from 1980 and 1981. From 1977 to 1980, she was Under Secretary of State for Security Assistance, Science and Technology. She is 72 years old and her address is 46 Sunset Avenue, Amherst, Massachusetts 01002.


          The Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* for the year ended December 31, 1999, is as follows:

                                                                                Total Compensation
                                                                                From Fund and Fund
                                                   Aggregate                       Complex Paid
NAME OF BOARD MEMBER                       COMPENSATION FROM FUND**               TO BOARD MEMBER
--------------------                       ----------------------                 ---------------
Joseph S. DiMartino                                 $2,500                        $642,177 (189)
Clifford L. Alexander, Jr.                          $2,000                         $85,378 (43)
Lucy Wilson Benson                                  $2,000                         $76,500 (29)
-------------------

* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Portfolios, for which the Board member serves.
** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $1,151 for all Board members as a group.





OFFICERS OF THE FUND

STEPHEN E. CANTER, PRESIDENT. President, Chief Operating Officer, Chief
     Investment Officer and a director of the Manager, and an officer of other investment companies advised and administered by the Manager. Mr. Canter also is a Director and Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

MARK N. JACOBS, VICE PRESIDENT. Vice President, Secretary, and General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 54 years old.

JOSEPH CONNOLLY, VICE PRESIDENT AND TREASURER. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

STEVEN F. NEWMAN, SECRETARY. Assistant Secretary and Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY. Associate General Counsel of the
     Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY. Assistant General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 34 years old.

WILLIAM MCDOWELL, ASSISTANT TREASURER. Senior Accounting Manager - Taxable Fixed
     Income of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

JAMES WINDELS, ASSISTANT TREASURER. Senior Treasury Manager of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

          The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166.

          The Fund's Board members and officers, as a group, owned less than 1% of each Portfolio's shares outstanding on April 3, 2000.

          The following shareholders are known by the Fund to own of record 5% or more of the indicated Portfolio's shares outstanding on April 3, 2000:



SHAREHOLDER                                 PORTFOLIO                                   PERCENTAGE OF SHARES

MBCIC                                       Core Value                                         35.23%
c/o Mellon Bank, N.A.                       Emerging Leaders                                  100.00%
919 North Market Street                     Emerging Markets                                  100.00%
Wilmington, DE 19801-3023                   European Equity                                    17.60%
                                            Founders Discovery                                100.00%
                                            Founders Growth                                    25.76%
                                            Founders International Equity                      53.64%
                                            Founders Passport                                  25.58%
                                            Japan Portfolio                                   100.00%
                                            MidCap Stock                                       19.48%

Nationwide Insurance Co.                    European Equity                                    51.00%
NWVA9
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

TransAmerica Occidental                     Core Value                                         46.31%
Life Insurance Company                      European Equity                                    16.06%
Separate Account VA-2L                      Founders Growth                                    51.55%
Accounting Department                       Founders International Equity                      37.76%
P.O. Box 33849                              Founders Passport                                  53.54%
Charlotte, NC 28233-3849                    MidCap Stock                                       41.88%
                                            Technology Growth                                  71.28%

First TransAmerica Life                     Core Value                                         18.10%
Insurance Company                           European Equity                                    10.85%
Separate Account VA-2LNY                    Founders Growth                                    22.69%
Accounting Department                       Founders International Equity                       8.60%
P.O. Box 33849                              Founders Passport                                  20.87%
Charlotte, NC 28233-3849                    MidCap Stock                                       16.48%
                                            Technology Growth                                  28.71%

Allmerica Financial                         MidCap Stock                                       18.42%
Life & Annuity Co.
Attn:  Separate Accounts
Mail Station S310
440 Lincoln Street
Worcester, MA 01653


                             MANAGEMENT ARRANGEMENTS

          INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

          The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Fund and the Manager. As to each Portfolio, the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the shares of such Portfolio, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

          The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Senior Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President-Product Development; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Ray Van Cott, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin C. McGuinn, Richard W. Sabo and Richard F. Syron, directors.

          SUB-INVESTMENT ADVISERS. With respect to the Founders Portfolios, the Manager has entered into a Sub-Investment Advisory Agreement with Founders (the "Founders Sub-Advisory Agreement"). As to each Founders Portfolio, the Founders Sub-Advisory Agreement is subject to annual approval by (i) the Fund's Board or
(ii) vote of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Founders, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Founders Portfolio, the Founders Sub-Advisory Agreement is terminable without penalty, (i) by the Manager on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Portfolio's outstanding voting securities on 60 days' notice, or (iii) upon not less than 90 days' notice, by Founders. The Founders Sub-Advisory Agreement will terminate automatically, as to the relevant Founders Portfolio, in the event of its assignment (as defined in the 1940 Act).


          The following persons are officers of Founders: Christopher M. Condron, Chairman; Richard W. Sabo, President and Chief Executive Officer; Robert T. Ammann, Vice President; Curtis J. Anderson, Vice President; Thomas M. Arrington, Vice President; Marissa A. Banuelos, Vice President; Angelo Barr, Senior Vice President and National Sales Manager; Scott A. Chapman, Vice President; Kenneth R. Christoffersen, Senior Vice President, General Counsel and Secretary; Gregory P. Contillo, Executive Vice President and Chief Marketing Officer; Julie D. Dilorio, Vice President; Francis P. Gaffney, Senior Vice President; Laurine Garrity, Senior Vice President; Douglas A. Loeffler, Vice President; Andra C. Ozols, Vice President; David L. Ray, Senior Vice President and Treasurer; Kevin S. Sonnett, Vice President; Tracy P. Stouffer, Vice President; and Lisa G. Warshafsky, Vice President.


          With respect to the European Equity and Japan Portfolios, the Manager has entered into a Sub-Investment Advisory Agreement with Newton (the "Newton Sub-Advisory Agreement"). As to each Portfolio, the Newton Sub-Advisory Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Newton, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each of the European Equity and Japan Portfolios, the Newton Sub-Advisory Agreement is terminable without penalty, (i) by the Manager on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Portfolio's outstanding voting securities on 60 days' notice, or (iii) upon not less than 90 days' notice, by Newton. The Newton Sub-Advisory Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940
Act).


          The following persons are officers and/or directors of Newton: Colin Harris, Director; Jonathan Powell, Director; Guy Hudson, Director; Joanna Bowen, Officer; Keiran Gallagher, Officer; Philip Collins, Officer; Guy Christie, Officer; Helena Morrisey, Officer; April Larusse, Officer; Alexander Stanic, Officer; Paul Butler, Officer; Susan Ritchie, Officer; Julian Campbell, Compliance Officer; and Mary-Ann O'Hara, Chief Financial Officer.


          PORTFOLIO MANAGEMENT. The Manager manages the investments of each Portfolio in accordance with the stated policies of the Portfolio, subject to the approval of the Fund's Board. Founders, with respect to each Founders Portfolio, and Newton, with respect to each of the European Equity and Japan Portfolios, provide day-to-day management of the Portfolio's investments, subject to the supervision of the Manager and the Fund's Board. Each Portfolio's adviser is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities for the relevant Portfolio. The portfolio managers of Core Bond Portfolio are Michael Hoeh, Roger King, John Koerber and Gerald E. Thunelius. The portfolio managers of Core Value Portfolio are Francis DeAngelis, William Goldenberg and Valerie Sill. The portfolio managers of Emerging Leaders Portfolio are Paul Kandel and Hilary Woods. The primary portfolio manager of Emerging Markets Portfolio is Daniel Beneat. The portfolio managers of European Equity Portfolio are Joanna Bowen and Keiran Gallagher. The primary portfolio manager of Founders Discovery Portfolio is Robert T. Ammann. The primary portfolio managers of Founders Growth Portfolio are Scott A. Chapman and Thomas
M. Arrington. The primary portfolio manager of Founders International Equity Portfolio is Douglas A. Loeffler. The primary portfolio manager of Founders Passport Portfolio is Tracy Stouffer. The portfolio managers of Japan Portfolio are Miki Sugimoto and Martin Batty. The portfolio managers of MidCap Stock Portfolio are John O'Toole, Ronald Gala, Steven Falci, Robert Wilke, Mark Sickorski, Harry Grosse and Jocelyn Reed. The primary portfolio manager of Technology Growth Portfolio is Mark Herskovitz. The Manager, Founders and Newton maintain research departments with professional portfolio managers and securities analysts who provide research services for the Portfolios and for other funds advised by the Manager, Founders or Newton.


          Mellon Bank, N.A., the Manager's parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Portfolio. The Manager has informed the Fund that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.

          The Fund, the Manager, Founders, Newton and the Distributor each have adopted a code of ethics that permits its personnel, subject to such respective code, to invest insecurities, including securities that may be purchased or held by a Portfolio. The Manager's code of ethics (the "Code") subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, the Manager's portfolio managers and other investment personnel must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the Code's preclearance and disclosure procedures, and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

          The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager, from time to time, may make payments from its own assets to Participating Insurance Companies in connection with the provision of certain administrative services to one or more Portfolios and/or to purchasers of VA contracts or VLI policies. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


          EXPENSES. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager (or, if applicable, the Portfolio's sub-investment adviser). The expenses borne by the Fund include: organizational costs, taxes, interest, loan commitment fees, dividends and interest on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or Founders or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular Portfolio are charged against the assets of that Portfolio; other expenses of the Fund are allocated among the Portfolios on the basis determined by the Fund's Board, including, but not limited to, proportionately in relation to the net assets of each Portfolio.


          As compensation for its services, the Fund has agreed to pay the Manager a monthly fee at the annual rate set forth below as a percentage of the relevant Portfolio's average daily net assets.


NAME OF PORTFOLIO                                       MANAGEMENT FEE

Core Bond Portfolio                                           .60%
Core Value Portfolio                                          .75%
Emerging Leaders Portfolio                                    .90%
Emerging Markets Portfolio                                   1.25%
European Equity Portfolio                                    1.00%
Japan Portfolio                                              1.00%
MidCap Stock Portfolio                                        .75%
Technology Growth Portfolio                                   .75%
Founders Discovery Portfolio                                  .90%
Founders Growth Portfolio                                     .75%
Founders International Equity Portfolio                      1.00%
Founders Passport Portfolio                                  1.00%


         The fees payable by the Fund to the Manager with respect to each Portfolio indicated below for the periods from its commencement of operations through December 31, 1998 and/or 1999, were as follows:



                                                                            MANAGEMENT FEE PAYABLE
                                                                            ----------------------
                                                                  1998*                           1999
                                                                  -----                           ----
Core Value Portfolio                                              $26,068(1)                      $80,234
Midcap Stock Portfolio                                            $40,453(1)                      $92,701
Founders Growth Portfolio                                         $4,286(2)                       $30,158
Founders International Equity Portfolio                           $5,388(2)                       $27,223
Founders Passport Portfolio                                       $13,578(2)                      $73,558
European Equity Portfolio                                           N/A                           $17,955(3)
Emerging Leaders Portfolio                                          N/A                           $871(4)
Emerging Markets Portfolio                                          N/A                           $1,216(4)
Founders Discovery Portfolio                                        N/A                           $886(4)
Japan Portfolio                                                     N/A                           $925(4)
Technology Growth Portfolio                                         N/A                           $57,840(5)

                                                                                REDUCTION IN FEE
                                                                                ----------------
                                                                  1998                            1999
                                                                  ----                            ----
Core Value Portfolio                                              $26,068                         $53,959
Midcap Stock Portfolio                                            $40,453                         $59,994
Founders Growth Portfolio                                         $4,286                          $30,158
Founders International Equity Portfolio                           $5,388                          $27,223
Founders Passport Portfolio                                       $13,578                         $73,558
European Equity Portfolio                                           N/A                           $17,955
Emerging Leaders Portfolio                                          N/A                           $871
Emerging Markets Portfolio                                          N/A                           $1,216
Founders Discovery Portfolio                                        N/A                           $886
Japan Portfolio                                                     N/A                           $925
Technology Growth Portfolio                                         N/A                           $19,780

                                                                                  NET FEE PAID
                                                                                  ------------
                                                                  1998                            1999
                                                                  ----                            ----
Core Value Portfolio                                              $0                              $26,275
Midcap Stock Portfolio                                            $0                              $32,707
Founders Growth Portfolio                                         $0                              $0
Founders International Equity Portfolio                           $0                              $0
Founders Passport Portfolio                                       $0                              $0
European Equity Portfolio                                         N/A                             $0
Emerging Leaders Portfolio                                        N/A                             $0
Emerging Markets Portfolio                                        N/A                             $0
Founders Discovery Portfolio                                      N/A                             $0
Japan Portfolio                                                   N/A                             $0
Technology Growth Portfolio                                       N/A                             $38,060
-----------------
*      The management fees payable by each Portfolio to the Manager for the fiscal year ended December 31, 1998 were waived pursuant to undertakings by the Manager, resulting in no management fees being paid by the
       Portfolios for the fiscal year ended December 31, 1998.
(1)  From May 1, 1998 (commencement of operations) through December 31, 1998.
(2)  From September 30, 1998 (commencement of operations) through December 31, 1998.
(3)  From May 1, 1999 (commencement of operations) through December 31, 1999.
(4)  From December 15, 1999 (commencement of operations) through December 31, 1999.
(5)  From August 31, 1999 (commencement of operations) through December 31, 1999.


          The Core Bond Portfolio has not completed its first fiscal year.

          As compensation for Founders' services, the Manager has agreed to pay Founders a monthly sub-advisory fee at the annual rate set forth below as a percentage of the relevant Founders Portfolio's average daily net assets:



                                                                                         SUB-INVESTMENT
NAME OF PORTFOLIO                                                                         ADVISORY FEE
------------------                                                                      -----------------
FOUNDERS DISCOVERY PORTFOLIO AND FOUNDERS GROWTH PORTFOLIO
----------------------------------------------------------
0 to $100 million of average daily net assets                                                .25%
$100 million to $1 billion of average daily net assets                                       .20%
$1 billion to $1.5 billion of average daily net assets                                       .16%
$1.5 billion or more of average daily net assets                                             .10%

FOUNDERS INTERNATIONAL EQUITY PORTFOLIO AND FOUNDERS PASSPORT PORTFOLIO
------------------------------------------------------------------------
0 to $100 million of average daily net assets                                                .35%
$100 million to $1 billion of average daily net assets                                       .30%
$1 billion to $1.5 billion of average daily net assets                                       .26%
$1.5 billion or more of average daily net assets                                             .20%



          The fees payable by the Manager to Founders with respect to the Founders Growth, Founders International Equity and Founders Passport Portfolios for the period September 30, 1998 (commencement of operations) through December 31, 1998 were waived in their entirety by Founders pursuant to an undertaking. For the fiscal year ended December 31, 1999 with respect to Founders Growth, Founders International Equity and Founders Passport Portfolios, and for the period December 15, 1999 (commencement of operations) through December 31, 1999 with respect to Founders Discovery Portfolio, the Manager paid Founders $0, $0, $0 and $0, respectively, in sub-advisory fees.


          As compensation for Newton's services, the Manager has agreed to pay Newton a monthly sub-advisory fee at the annual rate set forth below as a percentage of each of the European Equity and Japan Portfolio's average daily net assets:


                                                                ANNUAL FEE AS A PERCENTAGE
                                                                    OF THE PORTFOLIO'S
         AVERAGE DAILY NET ASSETS                                AVERAGE DAILY NET ASSETS
         ------------------------                                ------------------------
         0 to $100 million...................................                 .35%
         $100 million to $1 billion..........................                 .30%
         $1 billion to $1.5 billion..........................                 .26%
         $1.5 billion or more................................                 .20%



          For the period May 1, 1999 (commencement of operations) through December 31, 1999 with respect to the European Equity Portfolio and for the period December 15, 1999 (commencement of operations) through December 31, 1999 with respect to the Japan Portfolio, the Manager paid Newton $0 and $0, respectively, in sub-advisory fees.


          The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Portfolio's assets increases.


          DISTRIBUTOR. Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.


          TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

          Mellon Bank, N.A., the Manager's parent, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's Custodian with respect to the Core Bond, Core Value, Emerging Leaders, Founders Discovery, Founders Growth, MidCap Stock and Technology Growth Portfolios. Under a custody agreement with the Fund, Mellon Bank, N.A. holds each such Portfolio's securities and keeps all necessary accounts and records. For its custody services, Mellon Bank, N.A. receives a monthly fee based on the market value of each such Portfolio's assets held in custody and receives certain securities transaction charges.

          The Bank of New York, 100 Church Street, New York, New York 10286, serves as the Fund's custodian with respect to the Emerging Markets, European Equity, Founders International Equity, Founders Passport and Japan Portfolios. The Bank of New York has no part in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

                                HOW TO BUY SHARES

          Portfolio shares currently are offered only to separate accounts of Participating Insurance Companies. Individuals may not place purchase orders directly with the Fund.

          Separate accounts of the Participating Insurance Companies place orders based on, among other things, the amount of premium payments to be invested pursuant to VA contracts and VLI policies. See the prospectus of the separate account of the applicable Participating Insurance Company for more information on the purchase of Portfolio shares and with respect to the availability for investment in specific portfolios of the Fund. The Fund does not issue share certificates.

          Purchase orders from separate accounts based on premiums and transaction requests received by the Participating Insurance Company on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the net asset value of the applicable Portfolio determined on such business day if the orders are received by the Fund in proper form and in accordance with applicable requirements on the next business day and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders are received by the Fund on the next business day in accordance with applicable requirements. It is each Participating Insurance Company's responsibility to properly transmit purchase orders and Federal Funds in accordance with applicable requirements. VA contract holders and VLI policy holders should refer to the prospectus for their contracts or policies in this regard.

          Portfolio shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time), on each day that the NYSE is open for business. For purposes of determining net asset value, options and futures will be valued 15 minutes after the close of trading on the floor of the NYSE. Net asset value per share is computed by dividing the value of the net assets of each Portfolio (i.e., the value of its assets less liabilities) by the total number of Portfolio shares outstanding. For information regarding methods employed in valuing each Portfolio's investments, see "Determination of Net Asset Value."


                              HOW TO REDEEM SHARES

          Portfolio shares may be redeemed at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place redemption orders directly with the Fund.

          Redemption requests received by the Participating Insurance Company from separate accounts on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the net asset value of the applicable Portfolio determined on such business day if the requests are received by the Fund in proper form and in accordance with applicable requirements on the next business day. It is each Participating Insurance Company's responsibility to properly transmit redemption requests in accordance with applicable requirements. VA contract holders and VLI policy holders should consult their Participating Insurance Company in this regard. The value of the shares redeemed may be more or less than their original cost, depending on the Portfolio's then-current net asset value. No charges are imposed by the Fund when shares are redeemed.

          The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

          Should any conflict between VA contract holders and VLI policy holders arise which would require that a substantial amount of net assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of such contract holders and policy holders.

          REDEMPTION COMMITMENT. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or part in securities or other assets of the Portfolio in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Portfolio's investments are valued. If the recipient sells such securities, brokerage charges would be incurred.

          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                        DETERMINATION OF NET ASSET VALUE


          Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Market quotations for foreign securities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of certain of the foreign investment securities of the Core Bond Portfolio, Core Value Portfolio, Emerging Leaders Portfolio, Emerging Markets Portfolio, European Equity Portfolio, Japan Portfolio or any Founders Portfolio. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value as determined in good faith by the Board. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board. Expenses and fees, including the management fee (reduced by any fee waiver or expense reimbursement arrangement), are accrued daily and taken into account for the purpose of determining the net asset value of shares.


          Substantially all of the Core Bond Portfolio's investments (excluding short-term investments) are valued each business day by an independent pricing service (the "Service") approved by the Fund's Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Debt securities that are not valued by the Service are valued at the average of the most recent bid and asked prices in the market in which such investments are primarily traded, or at the last sales price for securities traded primarily on an exchange. In the absence of reported sales of investments traded primarily on an exchange, the average of the most recent bid and asked prices is used. Bid price is used when no asked price is available.

          Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund's Board, are valued at fair value as determined in good faith by the Fund's Board. The Fund's Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Fund's Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Fund's Board.

          NYSE CLOSINGS. The holidays (as observed) on which the NYSE is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

          Management believes that each Portfolio (except the Core Bond Portfolio which had not commenced operations) has qualified as a regulated investment company under the Code for the period ended December 31, 1999. It is expected that the Core Bond Portfolio will qualify as a regulated investment company under the Code. Each Portfolio intends to continue to so qualify as long as such qualification is in the best interests of its shareholders. As a regulated investment company, each Portfolio will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must meet several requirements. These requirements include the following: (1) at least 90% of the Portfolio's gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies or other income (including gain from options, futures or forward contracts) derived in connection with the Portfolio's investment business, (2) at the close of each quarter of the Portfolio's taxable year, (a) at least 50% of the value of the Portfolio's assets must consist of cash, United States Government securities, securities of other regulated investment companies and other securities (limited generally with respect to any one issuer to not more than 5% of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Portfolio's assets may be invested in the securities of any one issuer (other than United States Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are determined to be engaged in similar or related trades or businesses and (3) at least 90% of the Portfolio's net income (consisting of net investment income and net short-term capital gain) must be distributed to its shareholders. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

          Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

          Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a fund whose only shareholders are certain tax exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid this excise tax, each Portfolio intends to qualify for this exemption or to make its distributions in accordance with the calendar year.

          In order to maintain its qualifications as a regulated investment company, a Portfolio's ability to invest in certain types of financial instruments (for example, securities issued or acquired at a discount) may be restricted and a Portfolio may be required to maintain or dispose of its investments in certain types of financial instruments beyond the time when it might otherwise be advantageous to do so.

          If a Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to Federal, and possibly state, corporate taxes on its taxable income and gains, distributions to its shareholders will be taxed as ordinary dividend income to the extent of such Portfolio's available earnings and profits, and Policy owners could lose the benefit of tax deferral on distributions made to the separate accounts of Participating Insurance Companies. Similarly, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, Policy owners could be subject to current tax on distributions made to the separate accounts of Participating Insurance Companies.

          Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Policy owners investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

          Certain Portfolios may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Policy owners investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

          The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Portfolios' activities or to discuss state and local tax matters affecting the Portfolios. Policy owners are urged to consult their own tax advisers for more detailed information concerning tax implications of investments in the Portfolios.

          For more information concerning the Federal income tax consequences, Policy owners should refer to the prospectus for their contracts or policies.


                             PORTFOLIO TRANSACTIONS

          Purchases and sales of portfolio securities on a securities exchange are effected by the Manager (or, if applicable, the Portfolio's sub-investment adviser) through brokers who charge a negotiated commission for their services based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price.

          Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager (and, if applicable, the Portfolio's sub-investment adviser) to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of funds advised by the Manager or its affiliates. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effect securities transactions, and perform functions incidental thereto (such as clearance and settlement).

          Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager (and, if applicable, the Portfolio's sub-investment adviser) in advising other funds or accounts and, conversely, research services furnished to the Manager (and, if applicable, the Portfolio's sub-investment adviser) by brokers in connection with other funds or accounts may be used in advising a Portfolio. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall research department expenses.

          Brokers also will be selected based on their sales of shares of other funds advised by the Manager or its affiliates, as well as their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more funds in the Dreyfus Family of Funds being engaged simultaneously in the purchase or sale of the same security. Certain of the Portfolios' transactions in securities of foreign issuers may not benefit from the negotiated commission rates available for transactions in securities of domestic issuers. Higher portfolio turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated based upon knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

          In connection with its portfolio securities transactions for the fiscal periods ended December 31, 1998 and 1999, each Portfolio indicated below paid brokerage commissions and, where determinable, concessions on principal transactions, none of which was paid to the Distributor, in the following amounts:



                                                                                             CONCESSIONS ON PRINCIPAL
NAME OF PORTFOLIO                          BROKERAGE COMMISSIONS PAID                             TRANSACTIONS
-----------------                          --------------------------                         ------------------------
                                           1998                    1999                       1998              1999
                                           ----                    ----                       ----              ----
Core Value                                 $9,350(1)                $24,894                    $0             $23,159
MidCap Stock                               $20,261(1)               $21,859                    $0             $0
Founders Growth                            $4,258(2)                $6,510                     $0             $1,488
Founders International Equity              $7,518(2)                $23,532                    $0             $0
Founders Passport                          $11,415(2)              $134,550                    $0             $0
European Equity                                   N/A              $12,362(3)                  N/A            $0
Emerging Leaders                                  N/A              $2,569(4)                   N/A            $0
Emerging Markets                                  N/A              $5,818(4)                   N/A            $0
Founders Discovery                                N/A              $664(4)                     N/A            $0
Japan                                             N/A              $3,445(4)                   N/A            $0
Technology Growth                                 N/A              $10,889(5)                  N/A            $7,978
------------------
(1)      From May 1, 1998 (commencement of operations) through December 31, 1998.
(2)      From September 30, 1998 (commencement of operations) through December 31, 1998.
(3)      From May 1, 1999 (commencement of operations) through December 31, 1999.
(4)      From December 15, 1999 (commencement of operations) through December 31, 1999.
(5)      From August 31, 1999 (commencement of operations) through December 31, 1999.



          The aggregate amount of transactions during the fiscal period ended December 31, 1999 in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:



NAME OF PORTFOLIO                                 TRANSACTION AMOUNT               COMMISSIONS AND CONCESSIONS
-----------------                             --------------------------          ------------------------------
Core Value                                             $0                                  $0
MidCap Stock                                           $0                                  $0
Founders Growth                                        $0                                  $0
Founders International Equity                          $0                                  $0
Founders Passport                                      $0                                  $0
European Equity(1)                                     $0                                  $0
Emerging Leaders(2)                                    $45,438                             $120
Emerging Markets(2)                                    $16,000                             $50
Founders Discovery(2)                                  $0                                  $0
Japan(2)                                               $0                                  $0
Technology Growth(3)                                   $878,081                            $550
------------------
(1)      From May 1, 1999 (commencement of operations) through December 31, 1999.
(2)      From December 15, 1999 (commencement of operations) through December 31, 1999.
(3)      From August 31, 1999 (commencement of operations) through December 31, 1999.


          The Core Bond Portfolio has not completed its first fiscal year.

          The Fund contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager, Founders or Newton or their affiliates, including Dreyfus Investment Services Corporation and Dreyfus Brokerage Services, Inc. ("DBS"). The Fund's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager, Founders, Newton or their affiliates are reasonable and fair.

          For the period August 31, 1999 (commencement of operations) through December 31, 1999, Technology Growth Portfolio paid to DBS brokerage commissions of $3,025. During this period, this amounted to approximately 28% of the aggregate brokerage commissions paid by Technology Growth Portfolio for transactions involving approximately 30% of the aggregate dollar amount of transactions for which the Technology Growth Portfolio paid brokerage commissions.


                             PERFORMANCE INFORMATION

          Performance figures for the Portfolios will not reflect the separate charges applicable to the Policies offered by Participating Insurance Companies.

          Current yield is computed pursuant to a formula which operates as follows: The amount of the relevant Portfolio's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by such Portfolio during the period. That result is then divided by the product of:
(a) the average daily number of such Portfolio's shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

          The average annual total return for the periods indicated ended December 31, 1999, for the indicated Portfolios was as follows:



                                                             AVERAGE ANNUAL             AVERAGE ANNUAL
                                                             TOTAL RETURN               TOTAL RETURN
NAME OF PORTFOLIO                                            ONE YEAR                   SINCE INCEPTION
-----------------                                            ----------------           ------------------
Core Value                                                         19.73%                      7.61% (1)
MidCap Stock                                                       10.82%                      4.72% (1)
Founders Growth                                                    39.01%                     57.77% (2)
Founders International Equity                                      60.69%                     63.30% (2)
Founders Passport                                                  76.05%                     76.79% (2)
--------------------
(1)      From May 1, 1998 (commencement of operations) through December 31, 1999.
(2)      From September 30, 1998 (commencement of operations) through December 31, 1999.

          No average annual total return figures are provided for the European Equity, Emerging Leaders, Emerging Markets, Founders Discovery, Japan and Technology Growth Portfolios since they had not completed a full year of operations as of the date of the performance figures provided for the other Portfolios.


          Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.


          Total return (not annualized) for the periods indicated ended December 31, 1999, for the indicated Portfolios was as follows:


                                                             TOTAL RETURN
NAME OF PORTFOLIO                                            (NOT ANNUALIZED)
------------------                                           ------------------
Core Value(1)                                                        13.04%
Midcap Stock(1)                                                       8.01%
Founders Growth(2)                                                   76.82%
Founders International Equity(2)                                     84.60%
Founders Passport(2)                                                 103.85%
European Equity(3)                                                   29.20%
Emerging Leaders(4)                                                   7.52%
Emerging Markets(4)                                                   9.04%



                                                             TOTAL RETURN
NAME OF PORTFOLIO                                            (NOT ANNUALIZED)
-----------------                                            ----------------
Founders Discovery(4)                                                11.12%
Japan(4)                                                              2.64%
Technology Growth(5)                                                 55.60%

-------------------
(1)      From May 1, 1998 (commencement of operations) through December 31, 1999.
(2)      From September 30, 1998 (commencement of operations) through December 31, 1999.
(3)      From May 1, 1999 (commencement of operations) through December 31, 1999.
(4)      From December 15, 1999 (commencement of operations) through December 31, 1999.
(5)      From August 31, 1999 (commencement of operations) through December 31, 1999.


          The Core Bond Portfolio has not completed its first fiscal year and, therefore, no performance data has been provided for such Portfolio.

          Total return is calculated by subtracting the amount of the relevant Portfolio's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

          Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance. The effective yield and total return for a Portfolio should be distinguished from the rate of return of a corresponding sub-account or investment division of a separate account of a Participating Insurance Company, which rate will reflect the deduction of additional charges, including mortality and expense risk charges, and will therefore be lower. Policy owners should consult the prospectus for their Policy.

          Calculations of the Portfolios' performance information may reflect absorbed expenses pursuant to any undertaking that may be in effect. Comparative performance information may be used from time to time in advertising a Portfolio's shares, including data from Lipper Analytical Services, Inc., the Aggregate Bond Index, Government/Corporate Bond Index, CDA Technologies Indexes, Consumer Price Index, IBC's Money Fund Report(TM), International Finance Corporation Index, Money Magazine, Bank Rate Monitor(TM), Standard & Poor's 500 Composite Stock Price Index, Standard & Poor's MidCap 400 Index, Russell 2000(R) Index, Russell 2500(R) Index, Morgan Stanley Capital International (MSCI) Emerging Markets (Free) Index, MSCI Europe Index, MSCI World (ex US) Index, MSCI Japan Index, the Dow Jones Industrial Average, Morningstar, Inc., Value Line Mutual Fund Survey and other industry publications.

          From time to time, advertising materials for the Fund may refer to or discuss then-current or past economic or financial conditions, developments and/or events. From time to time, advertising materials for the Fund also may refer to Morningstar ratings and related analyses supporting the rating, and may refer to, or include, commentary by the Fund's portfolio managers relating to their investment strategy, asset growth of the Portfolio, current or past business, political, economic or financial conditions and other matters of general interest to shareholders.


                    INFORMATION ABOUT THE FUND AND PORTFOLIOS

          Each Portfolio share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Portfolio shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

          Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

          To date, the Board has authorized the creation of 12 Portfolios of shares. All consideration received by the Fund for shares of one of the Portfolios, and all assets in which such consideration is invested, will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one Portfolio would be treated separately from those of the other Portfolios. The Fund has the ability to create, from time to time, new series without shareholder approval.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of any investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the rule.

          The Fund sends annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectuses.

          Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Fund. The auditors examine the Fund's financial statements and provide other audit, tax and related services.



                                YEAR 2000 ISSUES

          The Fund could be adversely affected if the computer systems used by the Manager and the Fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

          The Manager is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the Fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the Fund's investments and its share price.

                                    APPENDIX

Description of certain ratings:

S&P

Bond Ratings

                                       AAA

          Bonds rated AAA have the highest rating assigned to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

                                       AA

          Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

          Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                                       BBB

          Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

          Bonds rated BB have less near-term vulnerability to default than other speculative grade bonds. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                        B

          Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                       CCC

          Bonds rated CCC have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                       CC

          Bonds rated CC typically are subordinated to senior debt which is assigned an actual or implied CCC rating.

                                        C

          Bonds rated C typically are subordinated to senior debt which is assigned an actual or implied CCC- rating.

                                        D

          Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

          S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major ratings categories, except in the AAA (Prime Grade) category.

Commercial Paper Ratings

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                                       A-1

          This designation indicates the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

                                       A-2

          Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

Bond Ratings

                                       Aaa

          Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

          Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

          Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

          Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

          Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

          Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

          Bonds rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

          Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a rating for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Ratings

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Bond Ratings

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

          Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

          Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

          Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                        B

          Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                       CCC

          Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

          Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                        C

          Bonds rated C are in imminent default in payment of interest or principal.

                                  DDD, DD and D

          Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

          Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

          Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

          Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Duff

Bond Ratings

                                       AAA

          Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

          Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

          Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                       BBB

          Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

                                       BB

          Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                                        B

          Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                       CCC

          Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

                                       DD

          Defaulted debt obligations. Issuer has failed to meet scheduled principal and/or interest payments.

          Plus (+) and minus (-) signs are used with a rating symbol (except
AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

          The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

                          DREYFUS INVESTMENT PORTFOLIOS

                            PART C. OTHER INFORMATION
                        --------------------------------


ITEM 23.       EXHIBITS


     (a) Registrant's Agreement and Declaration of Trust is incorporated by reference to the Registration Statement on Form N-1A, filed on February 28, 1998.

     (b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 14, 2000.

     (d)(1) Revised Management Agreement is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 14, 2000.

     (d)(2) Sub-Investment Advisory Agreements are incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on December 15, 1999.

     (e)       Form of Distribution Agreement.

     (g) Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 24, 1998.

     (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 24, 1998.

     (j)       Consent of Independent Auditors.

     (p)(1)    Code of Ethics adopted by the Registrant.

     (p)(2) Codes of Ethics adopted by the Sub-Investment Advisers to the Registrant.

               OTHER EXHIBITS

                  (a)      Powers of Attorney.

                  (b)      Certificate of Assistant Secretary.

ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

               Not Applicable

ITEM 25.       INDEMNIFICATION

               The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 2 to the Registration Statement on From N-1A, filed on September 15, 1998.

               Reference is also made to the Distribution Agreement attached as Exhibit (e).

ITEM 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

               The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

                  OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

NAME AND POSITION
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES
------------------                 ----------------                      -------------                 -----
CHRISTOPHER M. CONDRON             Franklin Portfolio Associates,        Director                      1/97 - Present
Chairman of the Board and          LLC*
Chief Executive Officer
                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present
                                                                         President                     10/97 - 6/98
                                                                         Chairman                      10/97 - 6/98

                                   The Boston Company                    Director                      1/98 - Present
                                   Asset Management, LLC*                Chairman                      1/98 - 6/98
                                                                         President                     1/98 - 6/98

                                   The Boston Company                    President                     9/95 - 1/98
                                   Asset Management, Inc.*               Chairman                      4/95 - 1/98
                                                                         Director                      4/95 - 1/98

                                   Franklin Portfolio Holdings, Inc.*    Director                      1/97 - Present

                                   Certus Asset Advisors Corp.**         Director                      6/95 - Present

                                   Mellon Capital Management             Director                      5/95 - Present
                                   Corporation***

                                   Mellon Bond Associates, LLP+          Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Bond Associates+               Trustee                       5/95 - 1/98

                                   Mellon Equity Associates, LLP+        Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Equity Associates+             Trustee                       5/95 - 1/98

                                   Boston Safe Advisors, Inc.*           Director                      5/95 - Present
                                                                         President                     5/95 - Present

                                   Mellon Bank, N.A. +                   Director                      1/99 - Present
                                                                         Chief Operating Officer       3/98 - Present
                                                                         President                     3/98 - Present
                                                                         Vice Chairman                 11/94 - 3/98

                                   Mellon Financial Corporation+         Chief Operating Officer       1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 11/94 - 1/99

                                   Founders Asset Management,            Chairman                      12/97 - Present
                                   LLC****                               Director                      12/97 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/94 - Present
                                                                         Director                      5/93 - Present

                                   Laurel Capital Advisors, LLP+         Executive Committee           1/98 - 8/98
                                                                         Member

                                   Laurel Capital Advisors+              Trustee                       10/93 - 1/98

                                   Boston Safe Deposit and Trust         Director                      5/93 - Present
                                   Company*

                                   The Boston Company Financial          President                     6/89 - 1/97
                                   Strategies, Inc. *                    Director                      6/89 - 1/97

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

BURTON C. BORGELT                  DeVlieg Bullard, Inc.                 Director                      1/93 - Present
Director                           1 Gorham Island
                                   Westport, CT 06880

                                   Mellon Financial Corporation+         Director                      6/91 - Present

                                   Mellon Bank, N.A. +                   Director                      6/91 - Present

                                   Dentsply International, Inc.          Director                      2/81 - Present
                                   570 West College Avenue
                                   York, PA

                                   Quill Corporation                     Director                      3/93 - Present
                                   Lincolnshire, IL

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director of Investments

                                   Gruntal & Co., LLC                    Executive Vice President      5/97 - 11/99
                                   New York, NY                          Partner                       5/97 - 11/99
                                                                         Executive Committee           5/97 - 11/99
                                                                         Member
                                                                         Board of Directors            5/97 - 11/99
                                                                         Member
                                                                         Treasurer                     5/97 - 11/99
                                                                         Chief Financial Officer       5/97 - 6/99

STEPHEN E. CANTER                  Dreyfus Investment                    Chairman of the Board         1/97 - Present
President, Chief Operating         Advisors, Inc.++                      Director                      5/95 - Present
Officer, Chief Investment                                                President                     5/95 - Present
Officer, and Director

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management,            Member, Board of              12/97 - Present
                                   LLC****                               Managers
                                                                         Acting Chief Executive        7/98 - 12/98
                                                                         Officer

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

THOMAS F. EGGERS                   Dreyfus Service Corporation++         Chief Executive Officer       3/00 - Present
Vice Chairman - Institutional                                            and Chairman of the
And Director                                                             Board
                                                                         Executive Vice President      4/96 - 3/00
                                                                         Director                      9/96 - Present

                                   Founders Asset Management,            Member, Board of              2/99 - Present
                                   LLC****                               Managers

                                   Dreyfus Investment Advisors, Inc.     Director                      1/00 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      3/99 - Present
                                   Massachusetts, Inc. +++

                                   Dreyfus Brokerage Services, Inc.      Director                      11/97 - 6/98
                                   401 North Maple Avenue
                                   Beverly Hills, CA.

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Senior Vice Chairman          1/99 - Present
Director                                                                 Chief Financial Officer       1/90 - Present
                                                                         Vice Chairman                 6/92 - 1/99
                                                                         Treasurer                     1/90 - 5/98

                                   Mellon Bank, N.A.+                    Senior Vice Chairman          3/98 - Present
                                                                         Vice Chairman                 6/92 - 3/98
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Collection Services Corporation       Controller                    10/90 - 2/99
                                   500 Grant Street                      Director                      9/88 - 2/99
                                   Pittsburgh, PA 15258                  Vice President                9/88 - 2/99
                                                                         Treasurer                     9/88 - 2/99

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   Dreyfus Investment                    Director                      4/97 - 12/99
Vice Chairman                      Advisors, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      11/97 - 2/99
                                   401 North Maple Ave.                  Chief Executive Officer       11/97 - 2/98
                                   Beverly Hills, CA

                                   Dreyfus Service Corporation++         Director                      1/95 - 2/99
                                                                         President                     9/96 - 3/99

                                   Dreyfus Precious Metals, Inc.+++      Director                      3/96 - 12/98
                                                                         President                     10/96 - 12/98

                                   Dreyfus Service                       Director                      12/94 - 3/99
                                   Organization, Inc.++                  President                     1/97 -  3/99

                                   Seven Six Seven Agency, Inc. ++       Director                      1/97 - 4/99

                                   Dreyfus Insurance Agency of           Chairman                      5/97 - 3/99
                                   Massachusetts, Inc.++++               President                     5/97 - 3/99
                                                                         Director                      5/97 - 3/99

                                   The Dreyfus Trust Company+++          Chairman                      1/97 - 1/99
                                                                         President                     2/97 - 1/99
                                                                         Chief Executive Officer       2/97 - 1/99
                                                                         Director                      12/94 - Present

                                   The Dreyfus Consumer Credit           Chairman                      5/97 - 6/99
                                   Corporation++                         President                     5/97 - 6/99
                                                                         Director                      12/94 - 6/99

                                   Founders Asset Management,            Member, Board of              12/97 - 12/99
                                   LLC****                               Managers

                                   The Boston Company Advisors,          Chairman                      12/95 - 1/99
                                   Inc.                                  Chief Executive Officer       12/95 - 1/99
                                   Wilmington, DE                        President                     12/95 - 1/99

                                   The Boston Company, Inc.*             Director                      5/93 - 1/99
                                                                         President                     5/93 - 1/99

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Laurel Capital Advisors, LLP+         Chairman                      1/98 - 8/98
                                                                         Executive Committee           1/98 - 8/98
                                                                         Member
                                                                         Chief Executive Officer       1/98 - 8/98
                                                                         President                     1/98 - 8/98

                                   Laurel Capital Advisors, Inc. +       Trustee                       12/91 - 1/98
                                                                         Chairman                      9/93 - 1/98
                                                                         President and CEO             12/91 - 1/98

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

                                   Boston Safe Deposit & Trust Co.+      Director                      6/93 - 1/99
                                                                         Executive Vice President      6/93 - 4/98

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 1/99

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 3/98

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

                                   Mellon Bank (DE) National             Director                      4/89 - 12/98
                                   Association
                                   Wilmington, DE

                                   Mellon Bank (MD) National             Director                      1/96 - 4/98
                                   Association
                                   Rockville, Maryland

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
And Director                                                             Director                      3/99 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - Present
                                   401 North Maple Avenue
                                   Beverly Hills, CA

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   Mellon Preferred Capital              Director                      11/96 - 1/99
                                   Corporation*

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   The Boston Company Financial          President                     8/96 - 6/99
                                   Services, Inc.*                       Director                      8/96 - 6/99

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*                              President                     7/96 - 1/99

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

                                   Prudential Securities                 Senior Vice President         07/91 - 11/98
                                   New York, NY                          Regional Director             07/91 - 11/98

RICHARD F. SYRON                   Thermo Electron                       President                     6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer       6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                      4/94 - 6/99
                                   86 Trinity Place                      Chief Executive Officer       4/94 - 6/99
                                   New York, NY 10006

RONALD P. O'HANLEY                 Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present
Vice Chairman

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - Present
                                   Company*                              Member
                                                                         Director                      1/99 - Present

                                   The Boston Company, Inc.*             Executive Committee           1/99 - Present
                                                                         Member                        1/99 - Present
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Asset Management LTD           Executive Committee           10/98 - Present
                                   (UK)                                  Member
                                   London, England                       Director                      10/98 - Present

                                   Mellon Asset Management               Non-Resident Director         11/98 - Present
                                   (Japan) Co., LTD
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.*           Chairman                      6/97 - Present
                                                                         Director                      2/97 - Present

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates; LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates; LLP+        Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - Present

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++                      Secretary                     10/77 - 7/98
Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

                                   Dreyfus Service                       Director                      3/97 - 3/99
                                   Organization, Inc.++

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                     10/98 - Present

                                   Dreyfus Investment                    Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   The TruePenny Corporation++           Vice President                10/98 - Present

                                   Dreyfus Precious Metals, Inc. +++     Treasurer                     10/98 - 12/98

                                   The Trotwood Corporation++            Vice President                10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President                10/98 - Present

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++                  Assistant  Treasurer          3/93 - 3/99

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++


WILLIAM T. SANDALLS, JR.           Dreyfus Transfer, Inc.                Chairman                      2/97 - Present
Executive Vice President           One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service Corporation++         Director                      1/96 - Present
                                                                         Executive Vice President      2/97 - Present
                                                                         Chief Financial Officer       2/97 - 12/98

                                   Dreyfus Investment                    Director                      1/96 - Present
                                   Advisors, Inc.++                      Treasurer                     1/96 - 10/98

                                   Dreyfus-Lincoln, Inc.                 Director                      12/96 - Present
                                   4500 New Linden Hill Road             President                     1/97 - Present
                                   Wilmington, DE 19808

                                   Seven Six Seven Agency, Inc.++        Director                      1/96 - 10/98
                                                                         Treasurer                     10/96 - 10/98

                                   The Dreyfus Consumer                  Director                      1/96 - Present
                                   Credit Corp.++                        Vice President                1/96 - Present
                                                                         Treasurer                     1/97 - 10/98

                                   The Dreyfus Trust Company +++         Director                      1/96 - Present

                                   Dreyfus Service Organization,         Treasurer                     10/96 - 3/99
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/97 - 3/99
                                   Massachusetts, Inc.++++               Treasurer                     5/97 - 3/99
                                                                         Executive Vice President      5/97 - 3/99

DIANE P. DURNIN                    Dreyfus Service Corporation++         Senior Vice President -       5/95 - 3/99
Vice President - Product                                                 Marketing and Advertising
Development                                                              Division

PATRICE M. KOZLOWSKI               NONE
Vice President - Corporate
Communications

MARY BETH LEIBIG                   NONE
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present
Vice President - Tax
                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Precious Metals, Inc. +++     Vice President - Tax          10/96 - 12/98

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++


WENDY STRUTT                       None
Vice President

RICHARD TERRES                     None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice-President -
Information Systems
                                   Computer Sciences Corporation         Vice President                1/96 - 7/98
                                   El Segundo, CA

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
ASSISTANT SECRETARY
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++                  Assistant Secretary           5/98 - 7/98





*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.

ITEM 27.    PRINCIPAL UNDERWRITERS

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)       Dreyfus A Bonds Plus, Inc.
2)       Dreyfus Appreciation Fund, Inc.
3)       Dreyfus Balanced Fund, Inc.
4)       Dreyfus BASIC GNMA Fund
5)       Dreyfus BASIC Money Market Fund, Inc.
6)       Dreyfus BASIC Municipal Fund, Inc.
7)       Dreyfus BASIC U.S. Government Money Market Fund
8)       Dreyfus California Intermediate Municipal Bond Fund
9)       Dreyfus California Tax Exempt Bond Fund, Inc.
10)      Dreyfus California Tax Exempt Money Market Fund
11)      Dreyfus Cash Management
12)      Dreyfus Cash Management Plus, Inc.
13)      Dreyfus Connecticut Intermediate Municipal Bond Fund
14)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)      Dreyfus Florida Intermediate Municipal Bond Fund
16)      Dreyfus Florida Municipal Money Market Fund
17)      Dreyfus Founders Funds, Inc.
18)      The Dreyfus Fund Incorporated
19)      Dreyfus Global Bond Fund, Inc.
20)      Dreyfus Global Growth Fund
21)      Dreyfus GNMA Fund, Inc.
22)      Dreyfus Government Cash Management Funds
23)      Dreyfus Growth and Income Fund, Inc.
24)      Dreyfus Growth and Value Funds, Inc.
25)      Dreyfus Growth Opportunity Fund, Inc.
26)      Dreyfus Debt and Equity Funds
27)      Dreyfus Index Funds, Inc.
28)      Dreyfus Institutional Money Market Fund
29)      Dreyfus Institutional Preferred Money Market Fund
30)      Dreyfus Institutional Short Term Treasury Fund
31)      Dreyfus Insured Municipal Bond Fund, Inc.
32)      Dreyfus Intermediate Municipal Bond Fund, Inc.
33)      Dreyfus International Funds, Inc.
34)      Dreyfus Investment Grade Bond Funds, Inc.
35)      Dreyfus Investment Portfolios
36)      The Dreyfus/Laurel Funds, Inc.
37)      The Dreyfus/Laurel Funds Trust
38)      The Dreyfus/Laurel Tax-Free Municipal Funds
39)      Dreyfus LifeTime Portfolios, Inc.
40)      Dreyfus Liquid Assets, Inc.
41)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
42)      Dreyfus Massachusetts Municipal Money Market Fund
43)      Dreyfus Massachusetts Tax Exempt Bond Fund
44)      Dreyfus MidCap Index Fund
45)      Dreyfus Money Market Instruments, Inc.
46)      Dreyfus Municipal Bond Fund, Inc.
47)      Dreyfus Municipal Cash Management Plus
48)      Dreyfus Municipal Money Market Fund, Inc.
49)      Dreyfus New Jersey Intermediate Municipal Bond Fund
50)      Dreyfus New Jersey Municipal Bond Fund, Inc.
51)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
52)      Dreyfus New Leaders Fund, Inc.
53)      Dreyfus New York Municipal Cash Management
54)      Dreyfus New York Tax Exempt Bond Fund, Inc.
55)      Dreyfus New York Tax Exempt Intermediate Bond Fund
56)      Dreyfus New York Tax Exempt Money Market Fund
57)      Dreyfus U.S. Treasury Intermediate Term Fund
58)      Dreyfus U.S. Treasury Long Term Fund
59)      Dreyfus 100% U.S. Treasury Money Market Fund
60)      Dreyfus U.S. Treasury Short Term Fund
61)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
62)      Dreyfus Pennsylvania Municipal Money Market Fund
63)      Dreyfus Premier California Municipal Bond Fund
64)      Dreyfus Premier Equity Funds, Inc.
65)      Dreyfus Premier International Funds, Inc.
66)      Dreyfus Premier GNMA Fund
67)      Dreyfus Premier Worldwide Growth Fund, Inc.
68)      Dreyfus Premier Municipal Bond Fund
69)      Dreyfus Premier New York Municipal Bond Fund
70)      Dreyfus Premier State Municipal Bond Fund
71)      Dreyfus Premier Value Equity Funds
72)      Dreyfus Short-Intermediate Government Fund
73)      Dreyfus Short-Intermediate Municipal Bond Fund
74)      The Dreyfus Socially Responsible Growth Fund, Inc.
75)      Dreyfus Stock Index Fund
76)      Dreyfus Tax Exempt Cash Management
77)      The Dreyfus Premier Third Century Fund, Inc.
78)      Dreyfus Treasury Cash Management
79)      Dreyfus Treasury Prime Cash Management
80)      Dreyfus Variable Investment Fund
81)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
82)      General California Municipal Bond Fund, Inc.
83)      General California Municipal Money Market Fund
84)      General Government Securities Money Market Funds, Inc.
85)      General Money Market Fund, Inc.
86)      General Municipal Bond Fund, Inc.
87)      General Municipal Money Market Funds, Inc.
88)      General New York Municipal Bond Fund, Inc.
89)      General New York Municipal Money Market Fund

(b)

                                                                                                              POSITIONS AND
NAME AND PRINCIPAL                                                                                            OFFICES WITH
BUSINESS ADDRESS                             POSITIONS AND OFFICES WITH THE DISTRIBUTOR                       REGISTRANT
----------------                             ------------------------------------------                       -------------

Thomas F. Eggers*                            Chief Executive Officer and Chairman of the Board                None
J. David Officer*                            President and Director                                           None
Stephen Burke*                               Executive Vice President                                         None
Charles Cardona*                             Executive Vice President                                         None
Anthony DeVivio**                            Executive Vice President                                         None
David K. Mossman**                           Executive Vice President                                         None
Jeffrey N. Nachman***                        Executive Vice President and Chief Operations Officer            None
William T. Sandalls, Jr.*                    Executive Vice President and Director                            None
Wilson Santos**                              Executive Vice President and Director of Client Services         None
William H. Maresca*                          Chief Financial Officer                                          None
Ken Bradle**                                 Senior Vice President                                            None
Stephen R. Byers*                            Senior Vice President                                            None
Frank J. Coates*                             Senior Vice President                                            None
Joseph Connolly*                             Senior Vice President                                            Vice President
                                                                                                              and Treasurer
William Glenn*                               Senior Vice President                                            None
Michael Millard**                            Senior Vice President                                            None
Mary Jean Mulligan**                         Senior Vice President                                            None
Bradley Skapyak*                             Senior Vice President                                            None
Jane Knight*                                 Chief Legal Officer and Secretary                                None
Stephen Storen*                              Chief Compliance Officer                                         None
Jeffrey Cannizzaro*                          Vice President - Compliance                                      None
Maria Georgopoulos*                          Vice President - Facilities Management                           None
William Germenis                             Vice President - Compliance                                      None
Walter T. Harris*                            Vice President                                                   None
Janice Hayles*                               Vice President                                                   None
Hal Marshall*                                Vice President - Compliance                                      None
Paul Molloy*                                 Vice President                                                   None
Theodore A. Schachar*                        Vice President - Tax                                             None
James Windels*                               Vice President                                                   Assistant Treasurer
James Bitetto*                               Assistant Secretary                                              None



*        Principal business address is 200 Park Avenue, New York, NY 10166.
**       Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***      Principal business address is 401 North Maple Avenue, Beverly Hills, CA  90210.


                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 26th day of April, 2000.

                                DREYFUS INVESTMENT PORTFOLIOS

                       BY:      /S/STEPHEN E. CANTER*
                                ---------------------
                                STEPHEN E. CANTER, PRESIDENT

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signatures                          Title                       Date
         ----------                          -----                       ----


/S/ STEPHEN E. CANTER*                  President (Principal           4/26/00
---------------------------------       Executive Officer)
Stephen E. Canter


/S/ JOSEPH CONNOLLY*                    Treasurer (Principal Financial 4/26/00
---------------------------------       and Accounting Officer)
Joseph Connolly


/S/ JOSEPH S. DIMARTINO*                Chairman of the Board          4/26/00
--------------------------------
Joseph S. DiMartino


/S/ CLIFFORD L. ALEXANDER, JR.*         Trustee                        4/26/00
-------------------------------
Clifford L. Alexander, Jr.


/S/ LUCY WILSON BENSON*                 Trustee                        4/26/00
-------------------------------
Lucy Wilson Benson


*BY:     /S/ JEFF PRUSNOFSKY
         --------------------
         Jeff Prusnofsky
         Attorney-in-Fact

                           INDEX OF EXHIBITS


(e)      Revised Distribution Agreement.

(j)      Consent of Independent Auditors.

(p1)     Code of Ethics adopted by the Registrant.

(p2) Code of Ethics adopted by the Sub-Investment Advisers to the Registrant

OTHER EXHIBITS

(a)      Powers of Attorney.

(b)      Certificate of Secretary.